UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2023

WESTERN ASSET

CORE BOND FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Core Bond Fund for the twelve-month reporting period ended December 31, 2023. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2024

II	Western Asset Core Bond Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified below. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in debt and fixed income securities. Although the Fund may invest in debt and fixed income securities of any maturity, under normal market conditions, the target dollar-weighted average effective duration for the Fund is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser.

The Fund presently intends to limit its investments to U.S. dollar-denominated securities and currently anticipates that it will generally only purchase debt securities that are rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities that we determined to be of comparable quality at the time of purchase. These securities are known as “investment grade securities.” The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The Fund may invest a substantial portion of its assets in mortgage-backed and asset-backed securities.

The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options and swaps. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

At Western Asset, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The U.S. fixed income market experienced periods of elevated volatility, but ultimately generated solid results in 2023. The market moved higher over the first quarter of the reporting period amid shifting expectations for Federal Reserve Board (the “Fed”) rate hikes. Turmoil in the regional banking industry also triggered a flight to quality assets. Those market gains were then erased during the second and third quarters of 2023, as persistent inflation led to expectations of a “higher for longer” interest rate environment. The market

Western Asset Core Bond Fund 2023 Annual Report	1

Fund overview (cont’d)

ended the year on a positive note, as the Fed indicated it would likely pivot from raising rates to cutting rates in 2024. Moderating inflation and hopes that the central bank could orchestrate a “soft landing” for the economy also supported the market.

Short-term U.S. Treasury yields declined as inflation fell and the Fed indicated the likely end of its rate hike cycle. The yield for the two-year Treasury note began the reporting period at 4.41% and ended the period at 4.23%. The low of 3.75% was on May 4, 2023, and the peak of 5.19% occurred on October 17 and 18, 2023. The yield for the ten-year Treasury note began and ended the reporting period at 3.88%. The low of 3.30% was on April 5 and 6, 2023, and the peak of 4.98% occurred on October 19, 2023.

All told, the Bloomberg U.S. Aggregate Indexi returned 5.53% for the twelve months ended December 31, 2023.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period. We tactically managed the Fund’s duration as yields fluctuated, trimming exposure at the long-end and adding to short and intermediate parts of the curve; the net result was a trim to the Fund’s overall long position relative to the Bloomberg U.S. Aggregate Index. In terms of sector exposures, we added to the Fund’s allocation to agency mortgage-backed securities (“MBS”) for most of the year as spreads widened, and then reduced some of the overweight in the fourth quarter as spreads tightened. We also added structured product exposures, mainly in senior collateralized loan obligation tranches. In terms of reductions, we pared the Fund’s overweights to investment-grade credit over the course of the year as corporate credit spreads tightened. We also trimmed overweights to emerging markets as U.S. dollar-denominated emerging market bond spreads tightened.

During the reporting period, the Fund used interest rate futures, options, swaps and swaptions to manage its duration and yield curve exposure. These derivatives, in aggregate, detracted from results. Credit default swaps on both investment-grade and high-yield issuers and indices were used to manage the Fund’s credit exposures. These instruments contributed to performance.

Performance review

For the twelve months ended December 31, 2023, Class I shares of Western Asset Core Bond Fund returned 5.91%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Aggregate Index, returned 5.53% for the same period.

2	Western Asset Core Bond Fund 2023 Annual Report

Performance Snapshot as of December 31, 2023 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Core Bond Fund:
Class A	3.20%	5.53%
Class C	2.84%	4.70%
Class C1	2.95%	4.88%
Class FI	3.12%	5.44%
Class R	2.94%	5.11%
Class I	3.38%	5.91%
Class IS	3.40%	5.84%
Bloomberg U.S. Aggregate Index	3.37%	5.53%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended December 31, 2023 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 3.85%, 3.36%, 3.69%, 4.12%, 3.76%, 4.36% and 4.40%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 4.29%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.83%, 1.51%, 1.29%, 0.81%, 1.14%, 0.54% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of

Western Asset Core Bond Fund 2023 Annual Report	3

Fund overview (cont’d)

total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to performance was the Fund’s investment-grade credit exposure, as corporate bond spreads tightened. The second largest contributor was the Fund’s exposure to emerging markets, as U.S. dollar-denominated emerging market bond spreads tightened. Additionally, an overweight to structured products contributed in aggregate, as non-agency MBS and asset-backed security exposures fully offset detractions from commercial MBS. Finally, an overweight to agency MBS contributed to returns as spreads tightened.

Q. What were the leading detractors from performance?

A. The most significant detractor from performance was the Fund’s interest rate positioning, as yields were mixed and different parts of the curve ended slightly lower to moderately higher, with the long end of the curve underperforming.

Thank you for your investment in the Western Asset Core Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

January 16, 2024

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax

4	Western Asset Core Bond Fund 2023 Annual Report

liability and transaction costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of December 31, 2023 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 11 through 80 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2023 were: mortgage-backed securities (32.5%), corporate bonds & notes (31.9%), collateralized mortgage obligations (12.8%), U.S. government & agency obligations (12.3%) and asset-backed securities (7.6%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Core Bond Fund 2023 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of December 31, 2023 and December 31, 2022 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

6	Western Asset Core Bond Fund 2023 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.20%	$1,000.00	$1,032.00	0.82%	$4.20	Class A	5.00%	$1,000.00	$1,021.07	0.82%	$4.18
Class C	2.84	1,000.00	1,028.40	1.49	7.62	Class C	5.00	1,000.00	1,017.69	1.49	7.58
Class C1	2.95	1,000.00	1,029.50	1.28	6.55	Class C1	5.00	1,000.00	1,018.75	1.28	6.51
Class FI	3.12	1,000.00	1,031.20	0.77	3.94	Class FI	5.00	1,000.00	1,021.32	0.77	3.92
Class R	2.94	1,000.00	1,029.40	1.12	5.73	Class R	5.00	1,000.00	1,019.56	1.12	5.70
Class I	3.38	1,000.00	1,033.80	0.45	2.31	Class I	5.00	1,000.00	1,022.94	0.45	2.29
Class IS	3.40	1,000.00	1,034.00	0.41	2.10	Class IS	5.00	1,000.00	1,023.14	0.41	2.09

Western Asset Core Bond Fund 2023 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended December 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

8	Western Asset Core Bond Fund 2023 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/23	5.53%	4.70%	4.88%	5.44%	5.11%	5.91%	5.84%
Five Years Ended 12/31/23	0.43	-0.26	0.02	0.45	0.10	0.80	0.83
Ten Years Ended 12/31/23	1.72	1.01	1.31	1.74	1.40	2.10	2.13

With sales charges[2]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/23	1.59%	3.70%	3.88%	5.44%	5.11%	5.91%	5.84%
Five Years Ended 12/31/23	-0.43	-0.26	0.02	0.45	0.10	0.80	0.83
Ten Years Ended 12/31/23	1.28	1.01	1.31	1.74	1.40	2.10	2.13

Cumulative total returns
Without sales charges[1]
Class A (12/31/13 through 12/31/23)	18.59%
Class C (12/31/13 through 12/31/23)	10.55
Class C1 (12/31/13 through 12/31/23)	13.90
Class FI (12/31/13 through 12/31/23)	18.82
Class R (12/31/13 through 12/31/23)	14.96
Class I (12/31/13 through 12/31/23)	23.11
Class IS (12/31/13 through 12/31/23)	23.49

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25% on purchases made prior to August 15, 2022. Purchases made on or after August 15, 2022 incur a maximum initial sales charge of 3.75%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

Western Asset Core Bond Fund 2023 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $1,000,000 invested in

Class I Shares of Western Asset Core Bond Fund vs. Bloomberg U.S. Aggregate Index† — December 2013 - December 2023

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $1,000,000 invested in Class I shares of Western Asset Core Bond Fund on December 31, 2013, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2023. The hypothetical illustration also assumes a $1,000,000 investment in the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index, (the “Index”) is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index is unmanaged and not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class I shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Core Bond Fund 2023 Annual Report

Schedule of investments

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 32.5%
FHLMC — 9.7%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/32-2/1/53	$137,483,911	$131,976,701
Federal Home Loan Mortgage Corp. (FHLMC)	4.220%	8/1/33	1,300,000	1,269,354
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36-9/1/53	37,445,874	38,295,629
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-5/1/52	62,046,110	57,777,335
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-6/1/53	71,438,472	70,871,811
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40-2/1/52	435,677,918	365,016,763
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	104,487,090	86,369,498
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-4/1/52	298,424,431	257,380,853
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/42-4/1/52	120,904,745	108,576,429
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	49,650,255	48,393,374
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52-9/1/53	98,672,459	99,365,515
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	28,738,443	29,608,222
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.871%	11/1/47	9,623,948	9,239,019	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.098%	2/1/50	12,705,155	12,053,532	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.006%	11/1/48	26,991,519	25,625,397	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.106%	3/1/47	2,465,046	2,304,314	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	216,580	229,262
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	12/1/24-3/1/44	2,009,468	2,027,667

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	11

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	2/1/29-6/1/47	$8,343,809	$8,304,712
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	145,115	151,289
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	5,083,480	4,819,067
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,095,756	1,128,017
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	87,458	91,501
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-6/1/48	23,164,086	22,448,181
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-9/1/48	22,818,681	20,768,481
Total FHLMC				1,404,091,923
FNMA — 15.0%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	655,847	637,495
Federal National Mortgage Association (FNMA)	7.500%	8/1/25-4/1/28	8,001	7,999
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-7/1/53	77,992,876	79,832,496
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	641,860	670,488
Federal National Mortgage Association (FNMA)	4.490%	6/1/28	3,943,000	3,969,049
Federal National Mortgage Association (FNMA)	2.930%	7/1/28-6/1/30	10,300,858	9,569,090
Federal National Mortgage Association (FNMA)	4.880%	9/1/28	3,200,000	3,270,301
Federal National Mortgage Association (FNMA)	5.340%	9/1/28	805,000	838,310
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	126,502,400	124,318,082
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	21,586,043	18,186,751	(a)
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-2/1/53	21,799,010	22,566,537
Federal National Mortgage Association (FNMA)	3.345%	6/1/32	100,000	92,217

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	$12,600,000	$11,923,203
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	3,400,000	3,257,146
Federal National Mortgage Association (FNMA)	3.850%	8/1/32	2,500,000	2,356,791
Federal National Mortgage Association (FNMA)	3.900%	8/1/32	1,600,000	1,514,062
Federal National Mortgage Association (FNMA)	4.230%	10/1/32	850,000	835,383
Federal National Mortgage Association (FNMA)	4.270%	10/1/32	393,267	387,976
Federal National Mortgage Association (FNMA)	4.840%	10/1/32-1/1/33	2,535,976	2,601,857
Federal National Mortgage Association (FNMA)	5.180%	11/1/32	200,000	209,940
Federal National Mortgage Association (FNMA)	5.290%	12/1/32	417,000	441,215
Federal National Mortgage Association (FNMA)	4.580%	1/1/33	1,275,000	1,285,877
Federal National Mortgage Association (FNMA)	4.690%	1/1/33	1,841,369	1,871,279
Federal National Mortgage Association (FNMA)	4.720%	1/1/33-5/1/33	1,900,000	1,936,957
Federal National Mortgage Association (FNMA)	5.080%	1/1/33	400,000	417,566
Federal National Mortgage Association (FNMA)	4.870%	3/1/33	1,380,000	1,421,774
Federal National Mortgage Association (FNMA)	4.420%	4/1/33	1,490,815	1,479,521
Federal National Mortgage Association (FNMA)	4.820%	7/1/33	1,000,000	1,022,482
Federal National Mortgage Association (FNMA)	5.490%	10/1/33	898,651	956,960
Federal National Mortgage Association (FNMA)	5.500%	10/1/33-9/1/56	159,831,571	160,986,446
Federal National Mortgage Association (FNMA)	5.500%	11/1/33	2,717,000	2,660,111	(b)(c)(d)
Federal National Mortgage Association (FNMA)	5.100%	12/1/33	3,500,000	3,671,994

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	13

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.360%	12/1/33	$10,000,000	$10,697,996
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/52	256,062,075	238,640,911
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	3,341,793	2,898,971	(a)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-4/1/52	359,243,099	325,761,812
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-9/1/61	487,418,538	419,949,554
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/53	67,006,307	66,753,965
Federal National Mortgage Association (FNMA)	2.000%	8/1/40-3/1/52	460,167,117	383,541,273
Federal National Mortgage Association (FNMA)	1.500%	4/1/41-3/1/51	35,674,309	28,244,349
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	150,291,557	143,732,731
Federal National Mortgage Association (FNMA)	2.000%	1/1/54	12,700,000	10,382,250	(d)
Federal National Mortgage Association (FNMA)	3.000%	1/1/54	8,100,000	7,166,285	(d)
Federal National Mortgage Association (FNMA)	4.000%	1/1/54	7,000,000	6,621,289	(d)
Federal National Mortgage Association (FNMA)	4.500%	1/1/54	4,900,000	4,750,320	(d)
Federal National Mortgage Association (FNMA)	5.000%	1/1/54	52,100,000	51,550,508	(d)
Federal National Mortgage Association (FNMA)	5.500%	1/1/54	6,200,000	6,227,125	(d)
Federal National Mortgage Association (FNMA)	6.000%	1/1/54	1,100,000	1,117,016	(d)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.820%)	6.746%	11/1/35	90,435	87,834	(a)
Total FNMA				2,173,321,544
GNMA — 7.8%
Government National Mortgage Association (GNMA)	6.500%	4/15/24-8/15/34	1,119,241	1,155,474
Government National Mortgage Association (GNMA)	7.000%	5/15/26-5/15/32	2,926	2,946

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	6.000%	12/15/28-6/15/35	$839,323	$862,080
Government National Mortgage Association (GNMA)	7.500%	3/15/29-8/15/32	15,160	15,295
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	62,782	63,481
Government National Mortgage Association (GNMA)	5.000%	1/15/40	14,563	14,637
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	5,979,640	5,460,382
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	3,556,549	3,345,268
Government National Mortgage Association (GNMA)	4.000%	3/15/50	285,781	274,829
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-7/20/53	21,948,049	22,350,882
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	252,385	267,502
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	106,053,266	104,480,498
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-8/20/53	136,236,501	136,146,316
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/53	120,428,089	113,050,900
Government National Mortgage Association (GNMA) II	4.000%	10/20/44-6/20/52	105,349,395	101,634,876
Government National Mortgage Association (GNMA) II	3.000%	1/20/46- 4/20/53	184,638,074	166,757,799
Government National Mortgage Association (GNMA) II	2.500%	10/20/49-12/20/51	124,516,708	108,071,266
Government National Mortgage Association (GNMA) II	2.000%	8/20/50-3/20/51	63,285,464	52,837,885
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-8/20/53	101,492,098	102,456,635
Government National Mortgage Association (GNMA) II	6.500%	9/20/53-11/20/53	7,466,751	7,727,144	(e)
Government National Mortgage Association (GNMA) II	2.000%	1/20/54	30,700,000	26,000,262	(d)
Government National Mortgage Association (GNMA) II	2.500%	1/20/54	29,800,000	26,072,746	(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	15

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.000%	1/20/54	$28,500,000	$25,808,015	(d)
Government National Mortgage Association (GNMA) II	3.500%	1/20/54	27,800,000	25,893,094	(d)
Government National Mortgage Association (GNMA) II	4.000%	1/20/54	1,300,000	1,241,300	(d)
Government National Mortgage Association (GNMA) II	4.500%	1/20/54	14,400,000	14,055,786	(d)
Government National Mortgage Association (GNMA) II	5.000%	1/20/54	52,000,000	51,642,565	(d)
Government National Mortgage Association (GNMA) II	5.500%	1/20/54	25,700,000	25,888,799	(d)
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	5,300,000	5,389,645	(d)
Government National Mortgage Association (GNMA) II	6.500%	3/20/54	3,100,000	3,166,480	(d)
Total GNMA				1,132,134,787
Total Mortgage-Backed Securities (Cost — $4,887,338,335)				4,709,548,254
Corporate Bonds & Notes — 31.9%
Communication Services — 3.2%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	3.800%	2/15/27	5,087,000	4,966,943
AT&T Inc., Senior Notes	2.300%	6/1/27	10,790,000	10,019,716
AT&T Inc., Senior Notes	2.250%	2/1/32	10,810,000	8,943,785
AT&T Inc., Senior Notes	2.550%	12/1/33	3,570,000	2,911,497
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	2,184,363
AT&T Inc., Senior Notes	5.550%	8/15/41	2,560,000	2,596,101
AT&T Inc., Senior Notes	4.350%	6/15/45	5,210,000	4,504,169
AT&T Inc., Senior Notes	3.500%	9/15/53	6,221,000	4,519,746
AT&T Inc., Senior Notes	3.550%	9/15/55	6,131,000	4,412,263
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	587,920
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	1,492,539
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	214,636
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	2,618,573
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	6,026,710
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	1,864,244
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	5,890,000	5,330,674
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	9,539,379
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,676,500
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	4,654,042

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	$7,020,000	$5,777,161
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	9,657,000	8,329,412
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	30,000	24,962
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	30,258,000	29,538,390
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,184,211
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	7,300,000	5,265,137
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	1,768,438
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	9,246,000	7,748,469
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	514,000	490,986
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	588,704
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,010,000	11,651,529
Total Diversified Telecommunication Services				152,431,199
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	40,735
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,315,399
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	6,220,000	6,224,589
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,268,622
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	4,560,000	4,328,769
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	10,170,000	9,310,860
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,650,000	1,455,432
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	880,000	755,872
Total Entertainment				27,700,278
Media — 1.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	25,784,000	25,553,514
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	888,061
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	6,052,702
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	23,297,000	23,067,843
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	2,059,791

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	17

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	$8,890,000	$8,212,499
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	172,748
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	8,337,000	7,528,796
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	27,860
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,433,322
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	2,242,000	1,908,706
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,650,521
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	8,887,000	7,229,171
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	9,320,000	7,226,308
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	7,930,000	5,340,737
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	5,304,887
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	5,440,000	4,546,240
Comcast Corp., Senior Notes	4.150%	10/15/28	17,381,000	17,153,975
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	3,670,593
Comcast Corp., Senior Notes	4.250%	10/15/30	17,737,000	17,489,696
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	4,055,510
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	2,864,544

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	3.900%	3/1/38	$3,430,000	$3,069,694
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,207,696
Comcast Corp., Senior Notes	3.750%	4/1/40	4,130,000	3,554,878
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	535,182
Comcast Corp., Senior Notes	4.000%	8/15/47	1,510,000	1,275,313
Comcast Corp., Senior Notes	3.969%	11/1/47	5,770,000	4,850,166
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	5,111,054
Comcast Corp., Senior Notes	3.999%	11/1/49	3,070,000	2,566,674
Comcast Corp., Senior Notes	3.450%	2/1/50	2,420,000	1,858,952
Comcast Corp., Senior Notes	2.800%	1/15/51	5,160,000	3,442,014
Comcast Corp., Senior Notes	2.887%	11/1/51	3,170,000	2,146,259
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	3,899,815
Comcast Corp., Senior Notes	4.950%	10/15/58	1,150,000	1,128,048
Fox Corp., Senior Notes	6.500%	10/13/33	5,360,000	5,805,278
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	17,578,632
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,441,000	3,394,606
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	416,103
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	978,172
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	4,585,276
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	15,596
Total Media				221,857,432
Wireless Telecommunication Services — 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	439,375	435,794	(f)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	4,070,000	3,986,364
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,290,404
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	23,820,000	22,594,742
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	7,900,000	6,808,161
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	19,220,000	16,012,273
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,020,000	3,630,293

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	19

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	$5,020,000	$3,760,325
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	2,300,000	1,663,469
Total Wireless Telecommunication Services				60,181,825
Total Communication Services				462,170,734
Consumer Discretionary — 1.6%
Automobiles — 0.2%
Ford Motor Co., Senior Notes	6.100%	8/19/32	8,820,000	8,895,225
General Motors Co., Senior Notes	5.600%	10/15/32	2,580,000	2,639,176
General Motors Co., Senior Notes	6.600%	4/1/36	400,000	428,657
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	755,666
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	4,358,347
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	702,040
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	930,656
Total Automobiles				18,709,767
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	5,730,000	5,460,801
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	6,228,505
Amazon.com Inc., Senior Notes	2.500%	6/3/50	19,520,000	13,004,084
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	4,383,372
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	9,943,537	(f)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	10,145,672	(f)
Prosus NV, Senior Notes	3.832%	2/8/51	14,500,000	9,120,454	(f)
Total Broadline Retail				58,286,425
Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	10,836,506
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,610,000	2,509,776
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,419,405
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,620,000	3,518,217
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	7,668,487
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	3,919,566
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	5,772,191
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	642,006
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,400,000	8,325,616
Sands China Ltd., Senior Notes	5.375%	8/8/25	7,559,000	7,459,212
Sands China Ltd., Senior Notes	5.650%	8/8/28	31,015,000	30,775,363
Sands China Ltd., Senior Notes	3.100%	3/8/29	4,690,000	4,093,156

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	4.625%	6/18/30	$15,340,000	$13,978,299
Sands China Ltd., Senior Notes	3.500%	8/8/31	21,050,000	17,657,870
Total Hotels, Restaurants & Leisure				119,575,670
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.200%	4/1/26	179,000	176,655
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	739,487
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	4,002,588
Home Depot Inc., Senior Notes	3.300%	4/15/40	5,250,000	4,340,184
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	706,331
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,410,000	7,321,529
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	7,993,327
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	2,785,955
Total Specialty Retail				27,889,401
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,370,407
NIKE Inc., Senior Notes	3.375%	3/27/50	510,000	417,064
Total Textiles, Apparel & Luxury Goods				2,787,471
Total Consumer Discretionary				227,425,389
Consumer Staples — 1.2%
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	3,932,000	3,861,632
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	15,181,000	14,892,830
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,255,727
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,378,000	16,648,677
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,578,985
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	9,763,225
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	4,520,000	4,863,853
Coca-Cola Co., Senior Notes	2.500%	6/1/40	2,010,000	1,521,123
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	3,890,000	3,861,920
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	5,460,000	5,416,590
Total Beverages				64,664,562

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	21

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	$293,000	$294,860
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	34,724
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	9,044,225	(f)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,340,683	(f)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	9,560,000
Total Food Products				21,274,492
Personal Care Products — 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	6,490,000	6,247,929
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	4,930,000	4,665,895
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	7,020,000	6,479,342
Kenvue Inc., Senior Notes	4.900%	3/22/33	8,770,000	9,043,820
Total Personal Care Products				26,436,986
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,708,655
Altria Group Inc., Senior Notes	4.400%	2/14/26	7,577,000	7,510,668
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	2,044,338
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,370,000	1,934,201
Altria Group Inc., Senior Notes	6.875%	11/1/33	10,080,000	11,107,567
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	4,729,440
Altria Group Inc., Senior Notes	5.950%	2/14/49	20,454,000	20,880,773
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	754,014
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,175,000	3,032,107
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,530,000	3,161,149
BAT Capital Corp., Senior Notes	4.540%	8/15/47	3,067,000	2,359,866
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	3,725,392
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,261,975
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,101,784
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,509,982
Total Tobacco				66,821,911
Total Consumer Staples				179,197,951
Energy — 5.7%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	1,045,269
Oil, Gas & Consumable Fuels — 5.7%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	87,690
Apache Corp., Senior Notes	5.100%	9/1/40	10,163,000	8,723,665
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	5,766,584
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	14,463,801
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	13,069,305

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	$7,880,000	$7,548,473
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,236,421
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	12,360,000	8,751,164
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	830,404
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	527,040
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	8,675,184	(f)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	13,342,231	(f)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	13,150,000	13,778,140	(f)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	3,520,000	3,881,721	(f)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	11,875,000	11,507,154
Continental Resources Inc., Senior Notes	4.900%	6/1/44	7,230,000	5,855,924
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	11,379,000	11,015,170
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	25,310,000	24,578,046
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,805,998
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,032,242
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,333,082
Devon Energy Corp., Senior Notes	5.600%	7/15/41	16,630,000	16,104,384
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	8,291,034
Devon Energy Corp., Senior Notes	5.000%	6/15/45	17,998,000	15,926,017
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	12,312,000	11,442,573
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	6,100,000	5,424,752
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,090,000	4,219,357
Ecopetrol SA, Senior Notes	5.875%	5/28/45	70,055,000	55,414,549
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,148,967
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	6,807,222
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,047,551
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	6,755,929
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	1,901,445
Energy Transfer LP, Senior Notes	5.250%	4/15/29	6,358,000	6,410,599
Energy Transfer LP, Senior Notes	3.750%	5/15/30	18,648,000	17,325,744
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	2,198,506
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	497,995
Energy Transfer LP, Senior Notes	5.400%	10/1/47	7,451,000	6,958,948

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	23

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	6.250%	4/15/49	$8,992,000	$9,319,163
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	9,889,646
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,360,887
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	15,660,000	14,167,965
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	3,670,000	4,205,722
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	526,879
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	538,434
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,645,616
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	394,694
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	4,916,170
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	3,960,000	3,754,135
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	10,450,000	8,324,257
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	734,630
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,590,000	2,327,737	(a)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,890,000	6,347,476
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,795,000	16,520,810
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,372,075
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,857,681
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	3,270,458
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,110,000	2,833,036
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	3,141,861
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	12,528,939	(f)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	13,553,000	11,914,388	(f)

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	$2,803,000	$2,645,471	(f)
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,776,209
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	124,750
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	655,795
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	751,253
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	512,553
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	131,302
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,778,953
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	11,480,000	11,329,925
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	11,510,000	11,092,873
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	876,518
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	790,000	723,424
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,632,307
MPLX LP, Senior Notes	4.000%	3/15/28	1,287,000	1,241,865
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,673,454
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	3,840,711
MPLX LP, Senior Notes	5.200%	3/1/47	11,830,000	11,000,061
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	4,353,112
MPLX LP, Senior Notes	4.700%	4/15/48	5,597,000	4,836,074
MPLX LP, Senior Notes	5.500%	2/15/49	1,824,000	1,766,677
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	286,000	287,377
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	631,925
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,412,109
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,101,730
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	12,009,000	10,660,930
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	9,434,268
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,425,283
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	14,324,024
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,007,647
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,570,000	2,786,098
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	3,376,000	2,752,672
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,422,332
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,619,796

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	25

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	5.550%	11/1/26	$3,190,000	$3,246,910
ONEOK Inc., Senior Notes	5.800%	11/1/30	5,080,000	5,284,405
ONEOK Inc., Senior Notes	6.050%	9/1/33	6,550,000	6,942,837
ONEOK Inc., Senior Notes	6.625%	9/1/53	12,210,000	13,680,091
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	7,297,715	(f)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,087,313
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	22,214,249	(f)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	4,707,519	(f)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	3,555,970
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	8,590,000	5,606,643
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	8,324,000	5,049,681
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	8,367,000	5,485,204
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,755,240
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	6,192,749
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,630,000	14,136,752
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	12,650,000	10,847,123	(f)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,500,000	16,534,716	(f)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,372,856
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	3,748,518
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	3,285,637
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,290,000	13,004,151
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	4,665,206
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,600,000	2,285,859
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	6,590,000	5,807,382	(f)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	17,817,417
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	3,730,000	3,382,724
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,630,000	2,561,060
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	10,140,000	9,494,389
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	7,485,045
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,511,346
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,407,476
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	25,810
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	8,825,000	10,711,700
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	6,086,000	5,543,779

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	$6,730,000	$6,353,644
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	2,260,000	2,058,115
Total Oil, Gas & Consumable Fuels				822,334,379
Total Energy				823,379,648
Financials — 11.7%
Banks — 8.0%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,326,258	(f)
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,000,000	27,039,458
Banco Santander SA, Senior Notes (4.175%to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000	963,166	(a)
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,445,634
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	9,049,067
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	49,280,000	46,408,762	(a)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,455,748	(a)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	14,650,000	12,151,935	(a)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	13,590,609	(a)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	13,820,000	11,763,958	(a)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	17,046,000	16,068,138	(a)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	7,711,000	7,318,465	(a)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	7,260,000	7,214,525	(a)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	3,717,000	3,128,692	(a)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	5,000,000	4,779,875	(a)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	22,684,000	21,491,985	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	27

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	$19,640,000	$16,539,238	(a)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	11,720,000	10,332,398	(a)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,370,000	5,251,212	(a)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	33,190,000	31,652,226	(a)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,360,787
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	2,838,423
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,081,514
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	17,014,713
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,377,670	(a)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	12,291,001
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,211,934	(a)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	19,420,000	19,015,252
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	6,752,568
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,470,000	4,002,203	(a)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,909,000	2,858,471	(a)
Barclays PLC, Subordinated Notes (5.088%to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,608,000	6,404,742	(a)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	5,533,000	5,420,563	(f)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,739,000	3,645,963	(f)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	8,443,276	(a)(f)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	10,404,889	(a)(f)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. Term SOFR + 2.497%)	4.705%	1/10/25	12,051,000	12,050,112	(a)(f)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	27,240,000	27,451,975	(a)(f)

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	$8,704,000	$8,721,269	(a)(f)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	18,020,000	18,840,169	(a)(f)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	3,019,000	2,829,699	(a)(f)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,502,980	(f)
Citigroup Inc., Senior Notes	8.125%	7/15/39	6,491,000	8,366,183
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	6,400,527
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,545,030
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	4,173,508	(a)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	40,960,000	35,009,681	(a)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	5,066,158	(a)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	18,054,000	17,086,244	(a)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	15,970,000	14,368,993	(a)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	19,648,000	18,662,326	(a)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	8,577,231	(a)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	530,000	525,993	(a)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	10,860,000	10,638,098	(a)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,494,774
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,982,000	1,992,117
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,316,899
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	19,672,000	19,230,817
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	448,637
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	645,826
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	633,726
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,367,666
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	641,083
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	12,955,241
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	7,477,000	7,347,325

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	29

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	$833,000	$798,165
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,301,467	(a)(f)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	7,190,000	6,857,799	(a)(f)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	7,300,000	6,557,553	(a)(f)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,619,476	(a)(f)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,468,964	(a)(f)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	10,046,000	10,043,903	(f)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	9,745,000	9,427,012	(a)(f)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	4,747,473	(a)(f)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,500,000	1,454,738	(a)(f)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	980,696
HSBC Holdings PLC, Senior Notes (2.848%to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	11,750,000	10,113,374	(a)
HSBC Holdings PLC, Senior Notes (3.803%to 3/11/24 then 3 mo. Term SOFR + 1.473%)	3.803%	3/11/25	13,793,000	13,738,350	(a)
HSBC Holdings PLC, Senior Notes (4.041%to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	11,121,000	10,720,639	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	205,245
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	2,457,000	2,403,702
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	10,354,972	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	11,643,175	(f)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	11,344,895	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	14,820,000	12,820,610	(a)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	19,530,000	16,301,485	(a)

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	$7,000,000	$5,924,186	(a)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,000,000	3,853,154	(a)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	4,926,931	(a)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	6,157,000	5,987,339	(a)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	10,751,000	10,543,715	(a)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	6,000,000	5,854,741	(a)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,679,441
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	9,617,052
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	4,938,642
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	8,180,768
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,010,000	3,923,630
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,789,854
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	6,500,000	6,377,052	(a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	6,690,000	6,508,817	(a)
NatWest Group PLC, Senior Notes (4.269%to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	5,783,363	(a)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,535,475
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	11,680,000	11,937,261	(a)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	780,000	785,158	(a)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,449,553
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	19,350,000	18,271,859

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	31

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	$484,000	$390,105	(f)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,413,930
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	3,500,000	3,402,545
Truist Financial Corp., Senior Notes (6.047%to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	8,060,000	8,205,995	(a)
US Bancorp, Senior Notes	1.450%	5/12/25	11,330,000	10,793,490
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	1,240,000	1,140,098	(a)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	8,530,000	8,769,367	(a)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	3,450,000	3,560,290	(a)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	11,674,717
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,298,523
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	8,353,902
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	11,612,387	(a)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	18,000,000	16,013,901	(a)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,970,000	7,837,565	(a)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	12,440,000	12,027,919	(a)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	98,320,000	93,620,388	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	12,464,418
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	419,348
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,517,816
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,330,843
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	4,069,861
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	13,504,973
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	11,576,867
Total Banks				1,156,756,537
Capital Markets — 3.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,707,581
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	17,400,000	17,852,375
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	3,340,000	3,521,896	(a)

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
CME Group Inc., Senior Notes	5.300%	9/15/43	$1,070,000	$1,137,940
Credit Suisse AG, Senior Notes	4.750%	8/9/24	2,000,000	1,988,464
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,623,584
Credit Suisse AG, Senior Notes	7.950%	1/9/25	18,480,000	18,900,698
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	6,217,726
Credit Suisse AG, Senior Notes	7.500%	2/15/28	20,890,000	22,891,434
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.406%	1/29/24	22,000	18,419	(a)(g)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,240,976
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	1,009,171
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	7,941,727
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,965,000	10,562,528
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	6,042,032
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	6,118,555
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	3,430,701
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	4,109,701	(a)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,920,000	4,101,618	(a)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	1,876,434	(a)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	858,307	(a)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,273,935	(a)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	8,956,000	8,561,127	(a)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	17,026,000	16,174,307	(a)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	27,505,000	26,624,842	(a)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	6,394,000	6,279,847
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	3,354,700
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	18,411,000	17,818,583

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	33

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	$1,030,000	$1,032,314
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	317,738	(f)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	18,241,419	(a)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	11,500,000	9,391,144	(a)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	853,269	(a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	19,360,000	16,936,232	(a)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	22,460,000	20,699,812	(a)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,449,000	7,108,174	(a)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	4,534,000	4,419,298	(a)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,031,760
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	3,549,076
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	27,979,853	(a)(f)(g)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,673,543	(f)
UBS Group AG, Senior Notes	4.550%	4/17/26	457,000	451,226
UBS Group AG, Senior Notes	4.253%	3/23/28	11,773,000	11,371,472	(f)
UBS Group AG, Senior Notes	4.875%	5/15/45	5,000,000	4,764,654
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	15,930,000	14,619,380	(a)(f)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,954,211	(a)(f)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	4,200,000	3,447,595	(a)(f)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	12,100,694	(a)(f)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	16,781,421	(a)(f)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	4,690,000	4,621,975	(a)(f)

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	$6,030,000	$5,941,578	(a)(f)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	28,855,000	35,492,263	(a)(f)
Total Capital Markets				441,019,309
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	7,290,000	7,220,564
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	19,250,000	17,832,482
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	14,330,000	13,090,148
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	9,740,000	8,480,399
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	286,638
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	6,864,000	6,409,956
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 2.062%)	7.436%	12/21/65	3,743,000	2,915,474	(a)(f)
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,550,000	13,584,956
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,360,000	2,938,737
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	3,100,000	3,081,880
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	546,658	(f)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	6,475,042
Visa Inc., Senior Notes	4.300%	12/14/45	6,643,000	6,200,632
Total Financial Services				81,843,002
Insurance — 0.1%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	104,463
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,133,516
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,596,589	(f)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	6,365,000	6,582,015
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,395,620	(f)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	35

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	$93,000	$107,516	(f)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	3,312,603	(f)
Total Insurance				16,232,322
Total Financials				1,703,071,734
Health Care — 2.3%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	25,471,028
AbbVie Inc., Senior Notes	3.200%	11/21/29	36,490,000	34,127,468
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	228,601
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,132,545
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,509,000	12,939,413
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	663,054
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	3,783,968
Total Biotechnology				78,346,077
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	920,000	943,395
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	2,910,000	2,882,589
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	336,000	330,887
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,234,000	1,155,130
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	398,970
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	7,163,336	(f)
Total Health Care Equipment & Supplies				12,874,307
Health Care Providers & Services — 1.4%
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	1,571,439
Cigna Group, Senior Notes	4.125%	11/15/25	2,499,000	2,468,344
Cigna Group, Senior Notes	4.375%	10/15/28	23,912,000	23,730,058
Cigna Group, Senior Notes	4.800%	8/15/38	10,930,000	10,578,268
Cigna Group, Senior Notes	4.900%	12/15/48	4,290,000	4,083,476
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	310,028
CVS Health Corp., Senior Notes	3.875%	7/20/25	3,180,000	3,126,012
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,694,810
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	9,415,665
CVS Health Corp., Senior Notes	3.750%	4/1/30	11,300,000	10,633,691
CVS Health Corp., Senior Notes	1.875%	2/28/31	1,910,000	1,572,757
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	5,525,138
CVS Health Corp., Senior Notes	4.780%	3/25/38	17,470,000	16,561,806
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	1,891,312

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	5.125%	7/20/45	$5,194,000	$4,920,292
CVS Health Corp., Senior Notes	5.050%	3/25/48	17,778,000	16,643,307
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	3,471,009
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	275,370	281,407
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	2,936,286	2,966,804
Elevance Health Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,758,196
Elevance Health Inc., Senior Notes	3.650%	12/1/27	7,067,000	6,859,450
Elevance Health Inc., Senior Notes	4.100%	5/15/32	5,510,000	5,265,001
Elevance Health Inc., Senior Notes	4.550%	5/15/52	2,270,000	2,073,814
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,644,694
Humana Inc., Senior Notes	3.700%	3/23/29	15,270,000	14,676,189
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	11,120,233
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	1,917,098
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	712,921
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	225,944
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	4,600,026
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	1,380,000	1,196,354
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	2,690,000	2,633,648
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	290,000	306,921
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	636,571
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	3,963,344
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,698,237
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,467,530
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	2,254,751
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	3,442,997
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,550,000	4,587,831
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	1,437,000	1,089,462
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	5,300,378
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	547,733
Total Health Care Providers & Services				204,424,946
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	10,054,066
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	2,329,000	2,110,946
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	8,047,174
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	7,312,975
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	6,298,762
Pfizer Inc., Senior Notes	1.700%	5/28/30	4,840,000	4,123,617
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	3,952,383

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	37

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	$200,000	$200,522
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,370,987
Total Pharmaceuticals				43,471,432
Total Health Care				339,116,762
Industrials — 2.4%
Aerospace & Defense — 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,430,317
Boeing Co., Senior Notes	4.875%	5/1/25	24,660,000	24,557,219
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,325,826
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,441,592
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,686,168
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	5,036,523
Boeing Co., Senior Notes	5.150%	5/1/30	13,920,000	14,178,569
Boeing Co., Senior Notes	3.250%	2/1/35	19,527,000	16,480,849
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	464,560
Boeing Co., Senior Notes	5.705%	5/1/40	11,790,000	12,202,255
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	3,600,578
Boeing Co., Senior Notes	5.805%	5/1/50	20,610,000	21,357,144
Boeing Co., Senior Notes	5.930%	5/1/60	7,490,000	7,769,255
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	635,080
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,709,054
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	267,656
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	3,850,000	3,714,909
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	544,773
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	16,990,000	15,207,601
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	4,739,000	4,632,955
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	2,834,245
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	38,646,392
RTX Corp., Senior Notes	3.950%	8/16/25	5,920,000	5,835,720
RTX Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,226,677
RTX Corp., Senior Notes	2.250%	7/1/30	6,940,000	5,999,204
RTX Corp., Senior Notes	6.000%	3/15/31	6,770,000	7,214,103
RTX Corp., Senior Notes	4.500%	6/1/42	833,000	757,495
RTX Corp., Senior Notes	4.150%	5/15/45	5,000,000	4,279,873
RTX Corp., Senior Notes	3.125%	7/1/50	12,950,000	9,132,205
Total Aerospace & Defense				225,168,797

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Air Freight & Logistics — 0.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	$28,839,000	$27,709,434	(f)
DP World Ltd., Senior Notes	4.700%	9/30/49	13,370,000	11,342,694	(h)
Total Air Freight & Logistics				39,052,128
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	358,413
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	509,071
Total Building Products				867,484
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,123,385
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	3,440,000	3,326,631
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,577,283
Total Commercial Services & Supplies				10,027,299
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,316,433
Emerson Electric Co., Senior Notes	2.800%	12/21/51	13,560,000	9,329,663
Total Electrical Equipment				11,646,096
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	1,160,000	811,752
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,164,782
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,530,000	5,819,012
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	143,597
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	2,443,411
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	5,164,809
Total Ground Transportation				18,547,363
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	10,788,000	9,554,045
3M Co., Senior Notes	3.050%	4/15/30	771,000	695,184
3M Co., Senior Notes	3.700%	4/15/50	1,600,000	1,266,468
Total Industrial Conglomerates				11,515,697
Passenger Airlines — 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,402,732
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	7,856,000	7,739,696	(f)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,290,000	11,109,972	(f)
Total Passenger Airlines				20,252,400

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	39

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	$4,630,000	$4,483,702
Air Lease Corp., Senior Notes	5.300%	2/1/28	7,240,000	7,325,636
Total Trading Companies & Distributors				11,809,338
Total Industrials				348,886,602
Information Technology — 1.0%
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,012,000	1,922,902
Broadcom Inc., Senior Notes	3.137%	11/15/35	15,440,000	12,684,134	(f)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	208,403	(f)
Broadcom Inc., Senior Notes	4.926%	5/15/37	2,725,000	2,638,856	(f)
Intel Corp., Senior Notes	5.200%	2/10/33	4,230,000	4,420,950
Intel Corp., Senior Notes	4.750%	3/25/50	6,335,000	5,992,356
Intel Corp., Senior Notes	3.050%	8/12/51	2,710,000	1,910,366
KLA Corp., Senior Notes	4.650%	7/15/32	5,520,000	5,642,189
Micron Technology Inc., Senior Notes	5.875%	2/9/33	3,120,000	3,244,919
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	5,560,286
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	3,945,050
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,340,000	4,932,696
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	5,889,914
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,547,476
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	35,740,639	(i)
Total Semiconductors & Semiconductor Equipment				101,281,136
Software — 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,031,000	2,239,630
Oracle Corp., Senior Notes	1.650%	3/25/26	16,160,000	15,079,083
Oracle Corp., Senior Notes	2.950%	4/1/30	1,370,000	1,237,030
Oracle Corp., Senior Notes	4.650%	5/6/30	7,230,000	7,205,686
Oracle Corp., Senior Notes	2.875%	3/25/31	13,350,000	11,832,396
Total Software				37,593,825
Total Information Technology				138,874,961
Materials — 1.9%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	16,921,000	16,386,871	(f)
MEGlobal BV, Senior Notes	2.625%	4/28/28	28,240,000	25,461,890	(f)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,723,423	(f)

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Chemicals — continued
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	$14,240,000	$13,082,662	(f)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	11,183,361	(f)
Total Chemicals				70,838,207
Metals & Mining — 1.0%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	8,876,557	(f)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,289,233	(f)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,126,920	(f)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	794,801
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	9,124,966
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	2,603,000	2,628,599
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,894,000	2,917,285
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,000,000	2,923,425
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	12,097,338	(f)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	5,847,256	(f)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,084,329	(f)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	36,638,000	35,518,947
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,846,000	5,972,589
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	35,697,000	36,604,396
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,708,000	7,326,337
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	6,053,331
Total Metals & Mining				146,186,309
Paper & Forest Products — 0.4%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	49,355,000	50,460,700
Total Materials				267,485,216
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	3,853,698	(f)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,026,244	(f)
Total Real Estate				4,879,942
Utilities — 0.9%
Electric Utilities — 0.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	7,500,000	6,349,673	(f)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	41

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	$1,415,000	$1,326,324	(f)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	10,000,000	8,362,941	(f)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	16,481,855	(f)
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,763,042
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,022,670
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,578,350
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	15,102,000	14,534,610
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	1,970,000	1,805,898
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,557,000	7,228,132
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,540,598	(f)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,850,215
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	4,100,000	3,386,052
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	608,828
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,180,000	2,894,656
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,543,000	4,423,383	(f)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	6,784,590	(f)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	18,734,000	17,745,969	(h)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	15,426,000	15,842,579	(f)
SCE Recovery Funding LLC, Senior Secured Notes	2.943%	11/15/42	6,330,000	5,188,582
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	2,000,000	1,683,834
Total Electric Utilities				127,402,781

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	$2,680,000	$2,500,320
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,572,181
Total Multi-Utilities				4,072,501
Total Utilities				131,475,282
Total Corporate Bonds & Notes (Cost — $5,104,867,360)				4,625,964,221
Collateralized Mortgage Obligations (j) — 12.8%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. Term SOFR + 0.494%)	5.850%	7/25/46	374,586	318,216	(a)
Angel Oak Mortgage Trust, 2022-3 A1	4.000%	1/25/67	29,167,016	27,239,666	(f)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.600%	6/17/39	8,625,000	8,635,911	(a)(f)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.588%	1/20/37	18,498,407	18,166,157	(a)(f)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	6,868,813
BANK, 2020-BN29 C	3.029%	11/15/53	1,930,000	1,334,783	(a)
BANK, 2021-BN36 XA, IO	0.901%	9/15/64	43,817,857	1,807,684	(a)
BANK, 2022-BNK44 A5	5.745%	11/15/55	7,280,000	7,695,084	(a)
Benchmark Mortgage Trust, 2019-B10 A2	3.614%	3/15/62	7,431,284	7,380,458
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	2,667,652
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	9,669,993	(a)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.092%	4/15/54	21,917,163	1,234,350	(a)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.909%	7/15/35	21,879,000	21,726,040	(a)(f)
BRAVO Residential Funding Trust, 2022- NQM3 A1	5.108%	7/25/62	19,319,086	19,392,293	(a)(f)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. Term SOFR + 1.046%)	6.408%	4/15/34	8,956,000	8,899,531	(a)(f)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	6.396%	10/15/36	4,011,710	4,002,552	(a)(f)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. Term SOFR + 0.803%)	6.165%	10/15/38	23,684,665	23,261,953	(a)(f)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.375%	2/15/39	16,201,389	15,925,520	(a)(f)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	7.121%	12/9/40	13,600,000	13,633,980	(a)(f)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.362%	1/15/39	20,360,000	20,043,927	(a)(f)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	43

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
CAMB Commercial Mortgage Trust, 2019- LIFE A (1 mo. Term SOFR + 1.117%)	6.729%	12/15/37	$12,200,000	$12,125,226	(a)(f)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	3,911,961	(a)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	3.695%	4/25/35	16,994	11,714	(a)
Citigroup Commercial Mortgage Trust, 2014- GC25 AS	4.017%	10/10/47	1,773,000	1,723,249
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	6,004,303
Citigroup Commercial Mortgage Trust, 2016-P6 A4	3.458%	12/10/49	3,369,873	3,223,029
Citigroup Commercial Mortgage Trust, 2017-B1 A3	3.197%	8/15/50	8,466,910	7,936,334
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,340,336
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,319,954	(a)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	15,247,635
Cold Storage Trust, 2020-ICE5 A (1 mo. Term SOFR + 1.014%)	6.372%	11/15/37	49,277,315	49,072,435	(a)(f)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	15,186,418	13,791,009	(f)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,057,000	3,575,230	(a)(f)
Commercial Mortgage Trust, 2014-277P A	3.611%	8/10/49	2,830,000	2,629,037	(a)(f)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	0.939%	3/10/47	4,738,305	299	(a)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	7,198,139	(a)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	8,711,734	(f)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	6,853,716	(f)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	5,660,000	5,904,325	(f)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	13,433,000	12,594,828
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	13,405,146	12,868,609	(a)(f)
CSMC Trust, 2017-RPL1 M1	2.962%	7/25/57	22,223,700	18,309,106	(a)(f)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	15,499,157	13,770,192	(a)(f)
CSMC Trust, 2019-ICE4 A (1 mo. Term SOFR + 1.027%)	6.389%	5/15/36	24,271,615	24,274,358	(a)(f)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	2,922,734	2,848,483	(f)

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.714%)	7.076%	10/15/37	$6,040,000	$5,808,206	(a)(f)
CSMC Trust, 2020-RPL3 A1	4.046%	3/25/60	9,267,733	9,424,474	(a)(f)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	6,507,104	5,129,044	(a)(f)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,225,397	1,737,505	(a)(f)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	27,646,320	23,067,761	(a)(f)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	9,450,781	9,199,455	(a)(f)
CSMC Trust, 2021-RPL2 A1	0.000%	1/25/60	24,775,363	21,462,961	(f)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	13,397,088	13,055,714	(a)(f)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	13,915,284	12,412,811	(a)(f)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 3.500%)	8.830%	10/25/66	20,449,131	20,320,841	(a)(f)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.306%	1/15/24	17,000,000	15,033,551	(a)(f)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	31,620,053	27,150,546	(a)(f)
CSMC Trust, 2022-RPL4 A1	3.904%	4/25/62	9,039,982	8,512,006	(a)(f)
DBCG Mortgage Trust, 2017-BBG A	8.500%	6/15/34	7,610,000	7,594,286	(a)(f)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,180,684	(a)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	10,590,000	10,941,823	(f)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	21,913,208	19,595,652	(a)(f)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.920%	6/25/34	16,130	14,678	(a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. Term SOFR + 0.404%)	5.766%	4/15/36	1,576,137	1,361,648	(a)(f)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	22,131,194	18,674,306	(a)(f)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	3,283,015	2,903,164	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	639,385	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	852,925	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.000%	10/25/36	16,796,808	2,371,541	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	15,000,000	837,496	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	45

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.285%	12/25/26	$251,687,848	$1,958,358	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.365%	12/25/27	60,534,440	784,266	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.561%	3/25/29	33,199,249	836,897	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.942%	5/25/29	19,444,906	795,658	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.240%	6/25/29	10,114,000	588,405	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.834%	10/25/29	19,678,543	775,687	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K105 X1, IO	1.522%	1/25/30	36,131,104	2,656,901	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.318%	1/25/30	25,652,313	1,672,677	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.696%	4/25/30	16,383,799	1,331,226	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.324%	6/25/30	6,664,032	449,266	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.423%	7/25/30	30,560,021	2,196,370	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K120 X1, IO	1.036%	10/25/30	11,903,104	639,801	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.022%	10/25/30	1,477,910	78,911	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K124 X1, IO	0.719%	12/25/30	45,735,918	1,822,238	(a)

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.515%	3/25/31	$50,752,786	$1,478,713	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.347%	9/25/31	76,953,661	1,710,457	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K136 X1, IO	0.397%	12/25/31	186,925,073	4,208,450	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.296%	3/25/32	34,175,858	712,075	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.342%	4/25/55	6,990,883	170,666	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.317%	6/25/55	22,457,236	524,383	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.230%	6/25/54	54,477,170	998,316	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.358%	6/25/32	19,965,423	541,356	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.250%	7/25/32	59,177,565	1,209,791	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.264%	8/25/32	32,932,264	709,170	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K151 X1, IO	0.181%	10/25/32	75,227,477	1,234,889	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.353%	1/25/33	26,495,038	766,851	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K155 X1, IO	0.265%	4/25/33	8,994,669	208,533	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K159 X1, IO	0.123%	7/25/33	174,398,208	2,448,594	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	47

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.283%	7/25/26	$7,980,266	$201,632	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.631%	10/25/26	41,211,718	556,799	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.567%	12/25/27	17,894,664	328,297	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.776%	3/25/28	18,420,675	396,258	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K750 A2	3.000%	9/25/29	500,000	467,480
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1511 X1, IO	0.776%	3/25/34	3,548,330	187,982	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.510%	2/25/35	25,513,985	2,862,394	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.510%	5/25/35	7,416,648	884,275	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.323%	7/25/35	6,344,420	657,035	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.471%	2/25/36	14,940,621	571,589	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.225%	6/25/27	7,193,732	164,225	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,792,545
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	812,996	853,164
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,270,727	1,282,636

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 30 Day Average SOFR + 6.176%)	0.837%	11/15/36	$207,889	$20,663	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	0.977%	2/15/37	540,227	54,747	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 30 Day Average SOFR + 5.916%)	0.577%	9/15/37	454,997	40,849	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 30 Day Average SOFR + 6.116%)	0.777%	1/15/40	119,050	12,489	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	349,364	351,763
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.497%	10/15/41	280,256	28,407	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.037%	12/15/41	210,180	26,050	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.597%	8/15/39	425,262	38,006	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.547%	8/15/42	562,124	67,843	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	351,118	32,073
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO, PAC	3.500%	4/15/43	1,237,243	197,116
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.797%	9/15/42	354,828	31,525	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	266,042	7,909
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	84,719	2,019
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.497%	2/15/44	677,745	68,791	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	49

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.547%	5/15/44	$284,131	$26,879	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	353,217	18,754	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	2,982,037	2,656,344
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	2,006,853	1,786,321
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,613,227	1,431,754
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	1,298,573	1,081,654
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	3,940,743	595,493
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	10,433,320	1,654,235
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	4,537,636	723,265
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	8,973,377	1,185,877
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	2,632,701	382,035
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	13,403,703	2,111,295
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	5,058,962	737,531
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	27,919,663	3,420,577
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	1,950,632	1,690,892
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	16,434,264	2,260,088
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	22,317,383	3,017,234
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	11,126,722	1,293,866
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5161 IO, IO	2.000%	3/25/51	17,555,831	2,378,394
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5173 LI, IO	2.500%	5/25/50	3,525,253	548,949

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5181 AI, IO	2.500%	3/25/49	$1,818,458	$261,834
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5190 GI, IO	2.500%	10/25/48	13,929,175	1,855,384
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	550,642	503,571
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	734,382	95,404
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	21,428,000	19,640,847
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	14,368,162	11,460,316
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	17,236,630	2,750,509
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.837%	10/25/41	38,510,000	38,218,999	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	7.137%	11/25/41	3,500,000	3,461,536	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	6.337%	1/25/42	25,269,360	25,200,239	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.337%	4/25/42	10,791,248	10,893,688	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.237%	4/25/42	33,130,000	34,083,664	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.537%	5/25/42	4,239,441	4,300,690	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	82,984	2,975

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	51

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.647%	8/15/44	$188,731	$22,257	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.547%	12/15/46	3,039,447	338,910	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.637%	8/25/33	17,907,634	18,091,456	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (30 Day Average SOFR + 4.514%)	9.852%	1/25/24	4,890,722	4,904,519	(a)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.437%	3/25/42	11,510,000	11,898,367	(a)(f)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.388%	2/25/43	396,874	377,344	(a)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.077%	1/25/24	2,473,442	30	(a)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.480%	12/25/24	79,946,169	140,222	(a)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,502,386	1,441,556	(a)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.103%	4/25/28	725,938	690,915	(a)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,483,779
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	1,964,341	1,867,520
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,556,159	3,388,191
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	1,881,082	1,821,534
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.826%	6/25/34	3,862,115	151,717	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.557%	6/25/29	9,327,590	217,168	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	208,581	190,378

See Notes to Financial Statements.

52	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	$5,132,490	$4,563,330	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,403,804	2,278,397
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,418,186	1,244,631
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.449%	9/25/34	19,185,023	967,932	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.500%	12/25/33	36,771,825	2,652,150	(a)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.768%	8/25/32	2,600,000	2,477,228	(a)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.028%	4/25/40	253,328	29,805	(a)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	1,240,945	1,221,676
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	416,835	430,432
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 30 Day Average SOFR + 6.586%)	1.248%	10/25/26	75,128	1,555	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	12,954	13,181
Federal National Mortgage Association (FNMA) REMIC, 2012-35 SC, IO (-1.000 x 30 Day Average SOFR + 6.386%)	1.048%	4/25/42	549,837	70,424	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	380,597	399,251
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	142,441	155,886
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	25,244	22,803
Federal National Mortgage Association (FNMA) REMIC, 2012-74 SA, IO (-1.000 x 30 Day Average SOFR + 6.536%)	1.198%	3/25/42	444,609	30,178	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	50,487	45,455
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.148%	7/25/42	112,696	13,997	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	53

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	$39,187	$658
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	7,484,637	6,800,074
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	12/25/42	405,651	47,865	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	12/25/42	259,902	34,139	(a)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	733,138	785,592
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,933,286	1,984,507
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	467,774	78,960
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	40,714	1,444
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	745,286	126,274
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	6/25/43	906,819	117,573	(a)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.498%	12/25/43	1,933,683	186,771	(a)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	9/25/41	724,431	52,337	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	1,044,994	44,688	(a)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	88,040	78,916
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	8/25/45	537,136	72,562	(a)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,471,897	1,286,540
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.648%	10/25/57	6,099,708	782,018	(a)

See Notes to Financial Statements.

54	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.748%	11/25/47	$1,752,524	$178,362	(a)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	781,887	727,991
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,541,919	4,006,812
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	4,400,000	3,477,332
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	4,324,002	678,014
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	5,113,625	4,455,228
Federal National Mortgage Association (FNMA) REMIC, 2020-62 AI, IO	2.500%	9/25/50	6,658,146	1,059,673
Federal National Mortgage Association (FNMA) REMIC, 2020-71 IA, IO	2.000%	3/25/41	7,934,953	307,395
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	609,540	99,900
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	3,783,579	607,734
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	23,881,154	3,683,331
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	29,055,686	3,833,200
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	16,501,802	2,695,795
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	20,352,639	3,115,283
Federal National Mortgage Association (FNMA) REMIC, 2021-4 GI, IO, PAC	3.000%	2/25/51	3,973,748	644,446
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	6,009,130	4,988,419
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	6,322,278	811,725
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	7,346,141	1,082,654
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	905,787	152,019
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	8,438,713	1,133,414

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	55

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	$30,805,060	$4,194,722
Federal National Mortgage Association (FNMA) REMIC, 2021-62 GI, IO	2.500%	10/25/47	8,279,651	1,172,967
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	1,710,898	218,911
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	1,531,125	1,352,267
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	43,190,543	5,849,619
Federal National Mortgage Association (FNMA) REMIC, 2021-89 AI, IO	2.500%	4/25/48	4,070,457	587,135
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	524,758	504,904
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	1,506,427	208,628
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	48,048,103	5,893,201
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	155,070	32,680
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	56,026	10,812
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	28,014	5,418	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	26,671	5,639	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	38,129	6,040
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	201,755	42,949
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	271,135	7,177
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	401,087	13,120
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	551,050	83,746
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	647,994	117,141
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	457,208	84,238

See Notes to Financial Statements.

56	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	$300,365	$55,622
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	24,171,575	2,902,839
Federal National Mortgage Association (FNMA) STRIPS, 428 C14, IO	2.500%	1/25/48	7,091,203	831,228
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	32,962,342	1,883,310
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	348,168,270	1,591,773	(f)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	630,791	555,556	(a)(f)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. Term SOFR + 6.366%)	1.008%	4/20/40	52,012	6,150	(a)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. Term SOFR + 6.436%)	1.078%	6/20/40	902,537	110,656	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.178%	1/20/40	9,990	51	(a)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	6.012%	3/20/60	470,772	469,279	(a)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. Term SOFR + 1.114%)	6.462%	5/20/60	246,651	247,224	(a)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.787%	8/20/58	164,436	163,557	(a)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. Term SOFR + 0.494%)	5.817%	12/20/60	663,353	659,917	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. Term SOFR + 0.514%)	5.837%	12/20/60	610,491	607,322	(a)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	5.937%	1/20/61	449,956	448,266	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	5.937%	12/20/60	683,835	681,057	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	57

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.887%	2/20/61	$638,733	$635,819	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. Term SOFR + 0.594%)	5.917%	3/20/61	800,595	797,771	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.937%	3/20/61	406,915	405,373	(a)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.229%	4/16/53	4,731,661	10,630	(a)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.578%	3/20/42	1,028,342	124,329	(a)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	1,382,693	155	(a)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	10,812	2
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.627%	8/16/42	403,926	46,923	(a)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.111%	2/16/53	3,691,909	7,402	(a)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.727%	10/16/42	416,693	47,536	(a)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	22,249,433	30,831	(a)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.570%	11/16/47	7,642,080	109,299	(a)
Government National Mortgage Association (GNMA), 2013-107 AD	2.836%	11/16/47	3,011,716	2,688,408	(a)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.008%	2/16/46	2,578,934	55,625	(a)
Government National Mortgage Association (GNMA), 2014-5 SP, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.036%)	0.677%	6/16/43	177,110	8,117	(a)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	68,738	64,885	(a)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.152%	2/16/48	591,165	2,068	(a)

See Notes to Financial Statements.

58	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.628%	9/16/55	$3,028,227	$75,095	(a)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.728%	8/20/44	3,529,008	447,338	(a)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	211,785	3,051
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.372%	8/16/54	4,545,100	46,657	(a)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.213%	4/16/55	9,714,040	82,707	(a)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,189,289	219,766
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	6,420,479	1,250,166
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.627%	10/16/46	1,847,230	289,304	(a)
Government National Mortgage Association (GNMA), 2016-H06 FD (1 mo. Term SOFR + 1.034%)	6.357%	7/20/65	143,763	143,385	(a)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.448%	8/16/58	4,887,073	115,112	(a)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.680%	2/16/57	7,575,675	257,367	(a)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.585%	7/16/58	2,642,698	74,710	(a)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,130,385	125,747	(a)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.505%	4/16/57	5,693,059	160,872	(a)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.504%	12/16/59	3,195,515	109,818	(a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,273,948	44,442	(a)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.002%	11/20/67	394,240	11,242	(a)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,110,595	986,504
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	551,254	525,603

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	59

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. Term SOFR + 0.414%)	5.737%	2/20/68	$1,934,101	$1,911,456	(a)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.737%	5/20/68	3,326,562	3,319,590	(a)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. Term SOFR + 0.414%)	5.737%	5/20/68	1,909,942	1,893,443	(a)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	362,448	332,825
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	2,133,467	1,905,663
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	7,278,500	1,230,051
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	2,682,369	446,402
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	3,895,660	2,978,108
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.838%	5/16/60	14,042,211	781,382	(a)
Government National Mortgage Association (GNMA), 2020-123 IL, IO, PAC	2.500%	8/20/50	2,868,278	371,822
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	9,386,080	1,264,067
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	4,409,002	600,660
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	4,218,677	574,328
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.940%	6/16/62	17,115,955	1,069,713	(a)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,132,377	426,436
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	4,377,909	624,285
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	14,665,121	1,977,917
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	32,336,728	3,521,289
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.912%	11/16/60	5,597,190	339,237	(a)

See Notes to Financial Statements.

60	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2020-187 MI, IO, PAC	3.000%	12/20/50	$2,881,165	$500,307
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.926%	12/16/62	76,996,951	5,009,275	(a)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	6.587%	5/20/70	8,626,023	8,601,250	(a)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.687%	4/20/70	6,400,006	6,460,361	(a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.937%	7/20/70	1,908,004	1,857,544	(a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.887%	7/20/70	2,872,565	2,783,959	(a)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	5.887%	7/20/70	22,122,107	21,461,694	(a)
Government National Mortgage Association (GNMA), 2020-H20 FA (1 mo. Term SOFR + 0.464%)	5.787%	4/20/70	1,362,446	1,316,189	(a)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	839,575	640,373
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	438,928	447,349
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	39,374,181	5,390,676
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	7,493,362	5,665,550
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	1,040,563	789,066
Government National Mortgage Association (GNMA), 2021-26 AI, IO	2.000%	2/20/51	4,568,908	546,208
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	513,339	511,847
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	23,987,186	4,325,189
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	16,310,576	948,103	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	61

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	$15,844,043	$936,873	(a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.871%	10/16/62	13,480,168	819,818	(a)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	3,449,210	2,734,981
Government National Mortgage Association (GNMA), 2021-115 MI, IO, PAC	2.500%	5/20/51	8,309,700	860,852
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	5,270,790	4,292,986
Government National Mortgage Association (GNMA), 2021-223 P, PAC	2.000%	6/20/51	20,993,136	18,334,070
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	7,849,057	4,046,030
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	65,880,904	3,238,666	(a)
Government National Mortgage Association (GNMA), 2022-50 NI, IO	3.000%	9/20/48	2,956,415	416,470
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.566%	1/16/63	14,553,833	701,212	(a)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	30,540,482	1,478,862	(a)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,299,628
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	1,000,000	819,577
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	10,400,000	9,463,500
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	13,254,647	11,158,551
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	9,200,000	6,945,789	(a)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.696%	7/16/64	8,404,330	535,484	(a)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.750%	7/16/65	7,444,481	477,681	(a)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	7,700,000	5,868,694	(a)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	44,256,015	34,270,782

See Notes to Financial Statements.

62	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	$67,453,622	$4,211,548	(a)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.612%	9/16/63	102,322,810	4,289,828	(a)
GS Mortgage Securities Corp. Trust, 2018- RIVR D (1 mo. Term SOFR + 1.631%)	6.993%	7/15/35	11,033,000	5,303,988	(a)(f)
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. Term SOFR + 1.914%)	7.276%	9/15/31	23,499,595	16,214,641	(a)(f)
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. Term SOFR + 3.114%)	8.476%	9/15/31	28,427,389	9,051,363	(a)(f)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	9,557,844
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. Term SOFR + 0.854%)	6.212%	6/20/35	3,007,271	2,736,245	(a)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.767%	9/25/35	12,067	9,830	(a)
INTOWN Mortgage Trust, 2022-STAY A (1 mo. Term SOFR + 2.489%)	7.851%	8/15/39	6,000,000	6,030,177	(a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	2,186,936	1,947,230	(a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-NLP A (1 mo. Term SOFR + 0.597%)	5.958%	4/15/37	7,322,097	6,753,199	(a)(f)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	4,579,508	4,049,985	(a)(f)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,229,447	3,726,530	(a)(f)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (6.250% to 8/25/24 then 7.250%)	6.250%	6/25/60	6,545,087	6,545,521	(f)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	13,283,150	13,043,480	(f)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	6,993,989	6,774,088	(f)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	5.820%	5/25/35	317,965	167,210	(a)(f)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	5.722%	12/25/35	10,897	5,702	(a)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	4.015%	2/25/36	6,402	6,052	(a)
MHC Commercial Mortgage Trust, 2021- MHC A (1 mo. Term SOFR + 0.915%)	6.277%	4/15/38	10,253,487	10,153,799	(a)(f)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	63

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
MHC Trust, 2021-MHC2 A (1 mo. Term SOFR + 0.964%)	6.326%	5/15/38	$4,575,276	$4,515,971	(a)(f)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,118,304	(a)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.509%	11/15/34	1,971,021	1,955,036	(a)(f)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. Term SOFR + 1.992%)	7.335%	5/15/36	14,674,370	14,372,994	(a)(f)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.002%	3/15/52	40,924,256	1,631,495	(a)
Morgan Stanley Mortgage Loan Trust, 2005- 3AR 2A2	3.357%	7/25/35	231,823	202,709	(a)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	6,358,000	5,786,816	(a)(f)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	17,180,000	18,541,089	(a)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	95,539	80,067	(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	13,752,727	(f)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	6,069,702	5,793,097	(a)(f)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	8,314,051	7,775,103	(a)(f)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	21,481,771	20,308,424	(a)(f)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	9,866,863	8,205,061	(a)(f)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	14,845,474	13,688,281	(f)
NJ Trust, 2023-GSP A	6.697%	1/6/29	13,030,000	13,609,929	(a)(f)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	46,381	24,452
NYMT Loan Trust, 2020-SP2 A1	5.944%	10/25/60	20,920,021	20,846,540	(a)(f)
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	13,225,233	12,128,674	(f)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	7,116,745	5,433,981	(a)(f)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	15,976,710	13,771,218	(a)(f)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	20,309,557	20,718,734	(f)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.960%	10/15/36	14,608,856	14,283,643	(a)(f)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	9,931,268	7,683,671	(f)

See Notes to Financial Statements.

64	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	$7,937,572	$6,335,294	(a)(f)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	10,290,796	8,627,114	(a)(f)
SBALR Commercial Mortgage Trust, 2020- RR1 A3	2.825%	2/13/53	20,787,312	17,239,180	(f)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	8,573,317	7,758,705	(a)(f)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	8/25/62	28,561,777	28,584,392	(f)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.342%	1/15/27	11,250,000	10,557,660	(a)(f)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.362%	1/15/39	20,410,000	19,999,030	(a)(f)
Soho Trust, 2021-SOHO A	2.697%	8/10/38	34,000,000	22,272,380	(a)(f)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	16,130,001	(a)(f)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	14,426,924	13,559,540	(f)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,216,479	(a)
UBS Commercial Mortgage Trust, 2018-C15 C	5.140%	12/15/51	2,960,000	2,456,349	(a)
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	36,680,000	29,803,927	(f)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,250,000	1,825,828	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	5.662%	9/25/33	4,692	4,345	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	4.238%	9/25/36	53,737	47,588	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	1,950,772
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.057%	5/15/48	28,148,740	213,061	(a)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	6,596,119
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.525%	8/15/54	97,484,058	7,398,582	(a)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,299,016	(f)
WFRBS Commercial Mortgage Trust, 2014- C19 XA, IO	0.892%	3/15/47	3,055,355	988	(a)
WFRBS Commercial Mortgage Trust, 2014- C21 B	4.213%	8/15/47	4,621,000	4,196,713	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	65

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
WFRBS Commercial Mortgage Trust, 2014- C21 XA, IO	0.985%	8/15/47	$19,674,675	$94,665	(a)
WFRBS Commercial Mortgage Trust, 2014- C24 AS	3.931%	11/15/47	2,611,000	2,448,877
Total Collateralized Mortgage Obligations (Cost — $2,009,750,565)				1,856,278,826
U.S. Government & Agency Obligations — 12.3%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	20,740,942
U.S. Government Obligations — 12.1%
U.S. Treasury Bonds	1.125%	8/15/40	49,340,000	31,519,779
U.S. Treasury Bonds	2.250%	5/15/41	15,410,000	11,745,610
U.S. Treasury Bonds	3.250%	5/15/42	350,000	307,234
U.S. Treasury Bonds	3.375%	8/15/42	125,000,000	111,511,230
U.S. Treasury Bonds	4.000%	11/15/42	162,710,000	158,178,273	(i)(k)
U.S. Treasury Bonds	3.875%	2/15/43	5,000,000	4,769,141
U.S. Treasury Bonds	3.875%	5/15/43	28,060,000	26,760,033
U.S. Treasury Bonds	4.375%	8/15/43	71,775,000	73,289,004
U.S. Treasury Bonds	4.750%	11/15/43	111,030,000	119,131,720	(e)
U.S. Treasury Bonds	3.625%	2/15/44	51,890,000	47,564,482	(i)(k)
U.S. Treasury Bonds	3.375%	5/15/44	4,670,000	4,119,268
U.S. Treasury Bonds	3.125%	8/15/44	6,050,000	5,125,248
U.S. Treasury Bonds	2.875%	8/15/45	108,520,000	87,545,119	(k)
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	51,680,183
U.S. Treasury Bonds	3.000%	2/15/49	38,220,000	31,114,962
U.S. Treasury Bonds	1.375%	8/15/50	14,705,000	8,198,037
U.S. Treasury Bonds	1.625%	11/15/50	177,590,000	105,860,289
U.S. Treasury Bonds	1.875%	2/15/51	280,310,000	177,854,506
U.S. Treasury Bonds	2.375%	5/15/51	26,160,000	18,675,787
U.S. Treasury Bonds	4.000%	11/15/52	78,910,000	77,871,224
U.S. Treasury Bonds	3.625%	2/15/53	38,338,000	35,411,733
U.S. Treasury Bonds	3.625%	5/15/53	163,960,000	151,624,571
U.S. Treasury Bonds	4.125%	8/15/53	83,670,000	84,598,214
U.S. Treasury Bonds	4.750%	11/15/53	175,680,000	197,049,824
U.S. Treasury Notes	4.625%	9/15/26	110,000	111,545
U.S. Treasury Notes	4.750%	10/15/26	3,740,000	3,795,954
U.S. Treasury Notes	4.625%	11/15/26	6,610,000	6,715,347
U.S. Treasury Notes	4.375%	8/31/28	20,000	20,431
U.S. Treasury Notes	4.875%	10/31/28	39,470,000	41,209,147

See Notes to Financial Statements.

66	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	4.625%	9/30/30	$10,000	$10,427
U.S. Treasury Notes	4.875%	10/31/30	2,220,000	2,348,691
U.S. Treasury Notes	4.375%	11/30/30	35,670,000	36,687,152
U.S. Treasury Notes	3.375%	5/15/33	4,680,000	4,492,800
U.S. Treasury Notes	3.875%	8/15/33	3,000,000	2,997,188
U.S. Treasury Notes	4.500%	11/15/33	36,310,000	38,131,173
Total U.S. Government Obligations				1,758,025,326
Total U.S. Government & Agency Obligations (Cost — $1,966,843,472)				1,778,766,268
Asset-Backed Securities — 7.6%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.824%	10/23/34	21,870,000	21,778,726	(a)(f)
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.727%	4/20/34	400,000	398,625	(a)(f)
AMMC CLO Ltd., 2012-11A A1R2 (3 mo. Term SOFR + 1.272%)	6.662%	4/30/31	1,192,509	1,192,650	(a)(f)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	6.505%	7/25/32	37,302	37,704	(a)
Apidos CLO, 2021-35A A (3 mo. Term SOFR + 1.312%)	6.727%	4/20/34	4,300,000	4,291,316	(a)(f)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	7,251,467	6,483,417	(f)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.788%	1/15/37	8,850,000	8,717,226	(a)(f)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	870,750	797,733	(f)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.796%	4/20/35	9,450,000	9,438,187	(a)(f)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.097%	10/15/36	21,150,000	21,167,906	(a)(f)
Argent Securities Trust, 2006-W4 A2B (1 mo. Term SOFR + 0.334%)	5.690%	5/25/36	92,918	22,693	(a)
Atrium, 9A AR2 (3 mo. Term SOFR + 1.252%)	6.638%	5/28/30	1,060,278	1,056,003	(a)(f)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	11,401,000	11,361,124	(f)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.844%	1/20/35	10,520,000	10,483,857	(a)(f)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.807%	7/15/31	4,650,000	4,650,097	(a)(f)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	7.626%	10/20/35	17,010,000	17,076,778	(a)(f)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	67

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.135%	1/15/35	$14,260,000	$14,201,940	(a)(f)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	7.066%	4/20/35	7,970,000	7,922,895	(a)(f)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. Term SOFR + 1.442%)	6.857%	1/20/32	6,000,000	6,007,969	(a)(f)(l)
Birch Grove CLO Ltd., 2023-6A A1 (3 mo. Term SOFR + 2.200%)	7.489%	7/20/35	15,040,000	15,161,063	(a)(f)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	13,310,000	13,297,655	(a)(f)
Blackbird Capital Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	10,638,558	9,192,254	(f)
BlueMountain CLO Ltd., 2021-28A A (3 mo. Term SOFR + 1.522%)	6.915%	4/15/34	10,470,000	10,468,817	(a)(f)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	6.808%	4/19/34	830,000	826,718	(a)(f)
Brightwood Capital MM CLO Ltd., 2023-1A A1A (3 mo. Term SOFR + 2.750%)	8.151%	10/15/35	4,610,000	4,628,391	(a)(f)
Canyon CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.442%)	6.835%	7/15/34	5,980,000	5,977,010	(a)(f)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.699%	7/27/31	7,964,351	7,959,112	(a)(f)
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. Term SOFR + 1.862%)	7.255%	10/15/31	4,050,000	4,034,942	(a)(f)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.377%	4/20/29	6,105,000	6,114,301	(a)(f)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.784%	7/17/34	24,240,000	24,216,289	(a)(f)
CBAM Ltd., 2017-1A A1 (3 mo. Term SOFR + 1.512%)	6.927%	7/20/30	754,982	755,056	(a)(f)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,920,000	6,570,941	(f)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	6.747%	4/20/34	3,100,000	3,091,810	(a)(f)
CIFC Funding Ltd., 2017-1A AR (3 mo. Term SOFR + 1.272%)	6.684%	4/23/29	991,816	990,963	(a)(f)
CIFC Funding Ltd., 2021-1A A1 (3 mo. Term SOFR + 1.372%)	6.750%	4/25/33	4,275,000	4,276,342	(a)(f)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	6.870%	12/28/48	6,185,746	6,144,971	(a)(f)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,163,000	2,752,025	(f)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	4,646,145	4,140,065	(f)

See Notes to Financial Statements.

68	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	0.000%	2/3/29	$617	$482	(a)(f)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	5,580,808	4,936,788	(f)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	6.729%	5/20/34	22,030,000	21,920,450	(a)(f)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.602%	11/25/69	3,539,426	3,531,819	(a)(f)
ELFI Graduate Loan Program LLC, 2023-A A	6.370%	2/4/48	13,731,301	14,074,685	(f)
Elmwood CLO Ltd., 2020-1A A (3 mo. Term SOFR + 1.502%)	6.895%	4/15/33	5,110,000	5,107,323	(a)(f)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.540%	7/15/36	10,100,000	10,171,929	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	310,481	295,151
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,317,444	1,247,268
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	9,680,000	9,721,336	(f)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	20,774,950
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	12,320,000	12,359,408	(f)
Fortress Credit BSL Ltd., 2019-1A A2 (3 mo. Term SOFR + 2.262%)	7.674%	7/23/32	6,717,000	6,725,047	(a)(f)
GoldenTree Loan Management US CLO Ltd., 2019-4A AR (3 mo. Term SOFR + 1.372%)	6.770%	4/24/31	4,350,000	4,348,858	(a)(f)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. Term SOFR + 1.362%)	6.777%	7/20/34	6,590,000	6,585,716	(a)(f)
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. Term SOFR + 1.862%)	7.252%	10/29/29	6,390,000	6,406,808	(a)(f)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	7.034%	5/5/30	7,060,715	7,075,029	(a)(f)
Golub Capital Partners CLO Ltd., 2019-41A AR (3 mo. Term SOFR + 1.582%)	6.997%	1/20/34	6,170,000	6,178,407	(a)(f)
Golub Capital Partners CLO Ltd., 2019-45A A (3 mo. Term SOFR + 1.982%)	7.397%	10/20/31	10,568,000	10,578,426	(a)(f)
Golub Capital Partners CLO Ltd., 2020-47A C1 (3 mo. Term SOFR + 3.512%)	8.904%	5/5/32	1,250,000	1,246,875	(a)(f)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	7.130%	10/25/34	11,580,000	11,508,247	(a)(f)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	69

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.328%	4/25/36	$5,790,000	$5,827,384	(a)(f)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	640,502	584,059	(f)
Goodgreen Trust, 2019-2A A	2.760%	4/15/55	3,722,296	3,194,472	(f)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.532%	12/20/29	3,413,870	3,416,505	(a)(f)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. Term SOFR + 1.422%)	6.800%	1/27/31	13,925,310	13,944,539	(a)(f)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.937%	1/20/30	3,376,977	3,382,215	(a)(f)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.102%	11/30/32	4,900,000	4,902,450	(a)(f)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,652,988	(f)
Hertz Vehicle Financing LLC, 2022-3A A	3.370%	3/25/25	735,000	732,287	(f)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.164%)	6.523%	6/16/36	2,397,225	2,341,994	(a)(f)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	21,679,444	18,135,304	(f)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	14,117,950	13,035,527	(f)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	1,021,409	862,809	(f)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.804%	1/21/35	6,660,000	6,636,478	(a)(f)
KKR CLO Ltd., 20 A (3 mo. Term SOFR + 1.392%)	6.785%	10/16/30	5,202,258	5,206,359	(a)(f)
KKR CLO Ltd., 32A A1 (3 mo. Term SOFR + 1.582%)	6.975%	1/15/32	2,230,000	2,231,414	(a)(f)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.806%	2/17/39	13,010,000	12,738,877	(a)(f)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	7,680,237	5,971,660	(f)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	5,111,273	3,989,785	(f)
Logan CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.422%)	6.837%	7/20/34	4,000,000	3,996,775	(a)(f)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. Term SOFR + 0.634%)	5.992%	1/21/31	6,409	6,366	(a)
Madison Park Funding Ltd., 2019-37A AR (3 mo. Term SOFR + 1.332%)	6.725%	7/15/33	3,275,000	3,272,544	(a)(f)
Magnetite Ltd., 2015-14RA A1 (3 mo. Term SOFR + 1.382%)	6.777%	10/18/31	2,140,000	2,140,585	(a)(f)
Magnetite Ltd., 2015-14RA A2 (3 mo. Term SOFR + 1.382%)	6.777%	10/18/31	6,370,000	6,355,440	(a)(f)

See Notes to Financial Statements.

70	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Magnetite Ltd., 2016-17A AR (3 mo. Term SOFR + 1.362%)	6.777%	7/20/31	$4,451,221	$4,451,962	(a)(f)
MAPS Trust, 2021-1A A	2.521%	6/15/46	5,316,767	4,711,522	(f)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.255%	7/15/29	4,000,000	3,997,017	(a)(f)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.277%	10/20/30	6,090,000	6,100,450	(a)(f)
Navient Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 1.014%)	6.376%	11/15/68	351,966	347,119	(a)(f)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	1,563,671	1,443,320	(f)
Navient Student Loan Trust, 2017-3A A3 (30 Day Average SOFR + 1.164%)	6.502%	7/26/66	8,698,202	8,660,773	(a)(f)
Nelnet Student Loan Trust, 2007-1 A4 (90 Day Average SOFR + 0.372%)	5.716%	8/27/36	13,128,866	12,801,866	(a)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	6.052%	9/25/42	2,868,320	2,809,726	(a)(f)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.502%	4/20/62	12,321,000	12,119,980	(a)(f)
Neuberger Berman Loan Advisers CLO Ltd., 2018-29A A1 (3 mo. Term SOFR + 1.392%)	6.788%	10/19/31	3,490,000	3,494,388	(a)(f)
Oaktree CLO Ltd., 2022-3A A2 (3 mo. Term SOFR + 2.300%)	7.694%	7/15/35	2,300,000	2,307,266	(a)(f)
Ocean Trails CLO, 2020-10A AR (3 mo. Term SOFR + 1.482%)	6.875%	10/15/34	11,745,000	11,701,471	(a)(f)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.416%	1/20/35	6,500,000	6,520,542	(a)(f)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.140%	11/16/36	37,000,000	36,998,343	(a)(f)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.639%	2/14/31	10,000,000	9,985,895	(a)(f)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.737%	1/20/31	16,229,718	16,248,365	(a)(f)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	6.697%	2/24/37	16,090,000	15,987,523	(a)(f)
OHA Credit Partners, 2021-16A A (3 mo. Term SOFR + 1.412%)	6.807%	10/18/34	2,870,000	2,869,296	(a)(f)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.680%	5/23/31	5,267,936	5,270,609	(a)(f)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. Term SOFR + 2.062%)	7.477%	4/20/32	13,250,000	13,258,727	(a)(f)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	71

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	6.789%	11/14/34	$17,020,000	$17,004,301	(a)(f)
Palmer Square CLO Ltd., 2022-5A A (3 mo. Term SOFR + 2.000%)	7.416%	10/20/35	6,650,000	6,671,614	(a)(f)
PEAR LLC, 2021-1 A	2.600%	1/15/34	629,795	605,404	(f)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	6.757%	7/20/34	26,070,000	26,032,256	(a)(f)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	26,700,000	26,729,887	(a)(f)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.785%	10/15/34	26,300,000	26,293,470	(a)(f)
Shackleton CLO Ltd., 2013-3A AR (3 mo. Term SOFR + 1.382%)	6.775%	7/15/30	554,766	555,094	(a)(f)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	7.138%	10/20/33	12,600,000	12,568,464	(a)(f)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.226%	10/15/41	6,696,098	7,049,907	(a)(f)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	8,118,639	(f)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	8,999,159	7,986,252	(f)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,329,488	14,195,679	(f)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	745,163	673,425	(f)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	6.276%	1/15/53	2,899,226	2,852,572	(a)(f)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	12,979,623	11,152,893	(f)
Sound Point CLO Ltd., 2018-2A A (3 mo. Term SOFR + 1.362%)	6.741%	7/26/31	644,244	643,776	(a)(f)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	887,026	818,994	(f)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. Term SOFR + 0.914%)	6.270%	2/25/34	1,935,502	1,900,151	(a)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.688%	11/15/38	3,850,000	3,709,930	(a)(f)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,538,627	3,246,672	(f)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.984%	1/14/34	25,430,000	25,423,144	(a)(f)
THL Credit Lake Shore MM CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.962%)	7.355%	4/15/33	6,500,000	6,479,646	(a)(f)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	9,175,374	7,931,056	(f)
TIF Funding LLC, 2021-1A A	1.650%	2/20/46	3,669,919	3,157,265	(f)

See Notes to Financial Statements.

72	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	7.181%	1/23/37	$8,430,000	$8,429,312	(a)(f)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,267,695	1,164,497
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	2,802,459	2,475,621
US Bank NA, 2023-1 B	6.789%	8/25/32	15,310,000	15,365,653	(f)
Venture CLO Ltd., 2021-41A A1N (3 mo. Term SOFR + 1.592%)	7.007%	1/20/34	13,560,000	13,529,138	(a)(f)
Voya CLO Ltd., 2016-3A A1R (3 mo. Term SOFR + 1.452%)	6.847%	10/18/31	6,000,000	6,007,984	(a)(f)
Voya CLO Ltd., 2017-3A A1R (3 mo. Term SOFR + 1.302%)	6.717%	4/20/34	4,150,000	4,140,799	(a)(f)
Voya CLO Ltd., 2018-3A A1A (3 mo. Term SOFR + 1.412%)	6.805%	10/15/31	6,820,000	6,810,882	(a)(f)
Wachovia Student Loan Trust, 2006-1 A6 (90 Day Average SOFR + 0.432%)	5.766%	4/25/40	838,446	812,546	(a)(f)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.790%	7/24/32	10,800,000	10,791,896	(a)(f)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.880%	10/24/34	13,740,000	13,738,361	(a)(f)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.875%	10/15/34	17,000,000	16,944,513	(a)(f)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	7.566%	4/20/36	10,240,000	10,321,026	(a)(f)
WISE CLO Ltd., 2023-2A A (3 mo. Term SOFR + 1.800%)	7.161%	1/15/37	7,650,000	7,646,642	(a)(f)
Woodmont Trust, 2023-12A A1A (3 mo. Term SOFR + 2.500%)	7.878%	7/25/31	16,371,645	16,392,208	(a)(f)
Total Asset-Backed Securities (Cost — $1,129,431,469)				1,108,497,118
Sovereign Bonds — 1.9%
Chile — 0.0%††
Chile Government International Bond, Senior Notes	3.100%	1/22/61	5,470,000	3,687,922
Colombia — 0.5%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	14,320,000	11,694,275
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	28,210,000	22,481,367
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	15,000,000	10,769,166

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	73

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colombia — continued
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	$444,000	$374,687
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	35,789,000	27,892,694
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	512,000	401,647
Total Colombia				73,613,836
India — 0.0%††
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	7,017,222	(f)
Israel — 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	26,280,000	23,274,225
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	9,183,061
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	3,606,677
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	2,159,880	(h)
Total Israel				38,223,843
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	23,445,065	(f)
Mexico — 0.8%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	8,882,000	7,530,415
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	101,207
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	47,464,000	40,953,023
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	14,531,640
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	3,860,000	3,119,193
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	55,900,000	44,414,740
Total Mexico				110,650,218
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	1,578,000	1,647,479
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	312,051

See Notes to Financial Statements.

74	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Peru — continued
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	$7,320,000	$4,580,637
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	8,196,787
Total Peru				14,736,954
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	3,150,000	3,931,757
Total Sovereign Bonds (Cost — $323,231,608)				275,306,817
U.S. Treasury Inflation Protected Securities — 0.9%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,904,474	1,728,515
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	136,185,228	128,927,250
Total U.S. Treasury Inflation Protected Securities (Cost — $136,949,869)				130,655,765

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Put @ $94.500	3/15/24	5,896	14,740,000	73,700
3-Month SOFR Futures, Put @ $94.750	4/12/24	5,709	14,272,500	285,450
3-Month SOFR Futures, Put @ $96.000	12/13/24	3,431	8,577,500	3,345,225
U.S. Treasury 5-Year Notes Futures, Call @ $109.000	1/26/24	1,779	1,779,000	972,891
Total Purchased Options (Cost — $6,813,769)				4,677,266

	Rate	Maturity Date	Face Amount
Municipal Bonds — 0.0%††
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	2,939
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	167,627
Total Municipal Bonds (Cost — $183,503)				170,566
Total Investments before Short-Term Investments (Cost — $15,565,409,950)				14,489,865,101

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	75

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 1.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $193,162,949)	5.295%	193,162,949	$193,162,949	(l)(m)
Total Investments — 101.2% (Cost — $15,758,572,899)			14,683,028,050
Liabilities in Excess of Other Assets — (1.2)%			(176,236,040)
Total Net Assets — 100.0%			$14,506,792,010

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2023, the Fund held TBA securities with a total cost of $277,451,429.
(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2023, the total market value of investments in Affiliated Companies was $199,170,918 and the cost was $199,162,949 (Note 8).

(m)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

76	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

GO	— General Obligation

GTD	— Guaranteed

IBOR	— Interbank Offered Rate

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

At December 31, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	3,431	$8,577,500	$(2,122,931)
3-Month SOFR Futures, Put	12/13/24	95.500	3,431	8,577,500	(1,715,500)
U.S. Treasury 5-Year Notes Futures, Call	1/26/24	110.250	1,779	1,779,000	(347,462)
U.S. Treasury 10-Year Notes Futures, Call	1/26/24	114.000	1,172	1,172,000	(567,687)
U.S. Treasury 10-Year Notes Futures, Call	1/26/24	114.500	1,171	1,171,000	(420,828)
U.S. Treasury Long-Term Bonds Futures, Call	1/26/24	126.000	268	268,000	(355,938)
Total Exchange-Traded Written Options (Premiums received — $5,708,725)					$(5,530,346)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	77

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

At December 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	5,803	3/25	$1,389,223,660	$1,396,637,025	$7,413,365
3-Month SOFR	641	6/25	153,317,446	154,769,450	1,452,004
3-Month SOFR	11,653	3/26	2,800,641,498	2,823,958,888	23,317,390
U.S. Treasury 5-Year Notes	34,216	3/24	3,647,967,149	3,721,792,023	73,824,874
U.S. Treasury Long- Term Bonds	5,022	3/24	581,948,870	627,436,125	45,487,255
U.S. Treasury Ultra 10-Year Notes	1,544	3/24	173,497,613	182,216,133	8,718,520
U.S. Treasury Ultra Long-Term Bonds	2,952	3/24	358,717,787	394,368,750	35,650,963
					195,864,371

Contracts to Sell:
3-Month SOFR	8,171	3/24	1,938,889,739	1,933,309,668	5,580,071
3-Month SOFR	3,008	6/24	711,443,966	714,512,800	(3,068,834)
U.S. Treasury 2-Year Notes	391	3/24	79,660,902	80,512,398	(851,496)
U.S. Treasury 10-Year Notes	21,598	3/24	2,366,442,391	2,438,211,827	(71,769,436)
					(70,109,695)
Net unrealized appreciation on open futures contracts					$125,754,676

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At December 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$3,554,814,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$(192,860)	—	$(192,860)

See Notes to Financial Statements.

78	Western Asset Core Bond Fund 2023 Annual Report

Western Asset Core Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$461,342,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(5,158,537)	$98,405	$(5,256,942)
	104,114,000	5/31/28	Daily SOFR Compound annually	3.950% annually	1,873,166	286,054	1,587,112
	95,889,000	2/15/47	1.520% annually	Daily SOFR Compound annually	29,150,927	(618,884)	29,769,811
	93,963,000	2/15/48	2.600% annually	Daily SOFR Compound annually	12,585,507	9,896,880	2,688,627
	229,780,000	2/15/48	3.050% annually	Daily SOFR Compound annually	13,948,091	8,761,574	5,186,517
	228,511,000	5/15/48	3.150% annually	Daily SOFR Compound annually	10,082,469	(30,284,713)	40,367,182
Total	$4,768,413,000				$62,288,763	$(11,860,684)	$74,149,447

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$204,421	7/25/36	4.420% monthly	$20,680	$9,309	$11,371	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.41 Index	$926,114,500	12/20/28	1.000% quarterly	$17,964,002	$11,334,175	$6,629,827

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	79

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (Note 1).

(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

**	One time payment made at termination date.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
Daily SOFR Compound	5.390%
Daily U.S. Federal Funds	5.330%

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

80	Western Asset Core Bond Fund 2023 Annual Report

Statement of assets and liabilities

December 31, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $15,559,409,950)	$14,483,857,132
Investments in affiliated securities, at value (Cost — $199,162,949)	199,170,918
Cash	23,471,853
Receivable for securities sold	893,345,694
Interest receivable from unaffiliated investments	105,852,527
Deposits with brokers for centrally cleared swap contracts	47,887,832
Receivable for Fund shares sold	13,141,267
Receivable from brokers — net variation margin on open futures contracts	1,651,186
Deposits with brokers for TBA securities	1,650,000
Dividends receivable from affiliated investments	583,202
Principal paydown receivable	349,652
Interest receivable from affiliated investments	83,432
Deposits with brokers for open futures contracts and exchange-traded options	47,313
OTC swaps, at value (premiums paid — $9,309)	20,680
Receivable for open OTC swap contracts	2,076
Other assets	1,487
Prepaid expenses	102,655
Total Assets	15,771,218,906

Liabilities:
Payable for securities purchased	1,139,067,519
Payable for Fund shares repurchased	62,749,289
Payable to brokers — net variation margin on centrally cleared swap contracts	43,493,114
Distributions payable	5,718,221
Written options, at value (premiums received — $5,708,725)	5,530,346
Investment management fee payable	4,322,286
Service and/or distribution fees payable	194,287
Directors’ fees payable	76,841
Accrued expenses	3,274,993
Total Liabilities	1,264,426,896
Total Net Assets	$14,506,792,010

Net Assets:
Par value (Note 7)	$1,344,469
Paid-in capital in excess of par value	17,882,542,798
Total distributable earnings (loss)	(3,377,095,257)
Total Net Assets	$14,506,792,010

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	81

Statement of assets and liabilities (cont’d)

December 31, 2023

Net Assets:
Class A	$645,382,132
Class C	$33,830,089
Class C1	$164,243
Class FI	$89,169,165
Class R	$24,208,855
Class I	$10,040,794,311
Class IS	$3,673,243,215

Shares Outstanding:
Class A	59,848,466
Class C	3,135,862
Class C1	15,197
Class FI	8,262,315
Class R	2,242,923
Class I	930,874,956
Class IS	340,089,103

Net Asset Value:
Class A (and redemption price)	$10.78
Class C*	$10.79
Class C1*	$10.81
Class FI (and redemption price)	$10.79
Class R (and redemption price)	$10.79
Class I (and redemption price)	$10.79
Class IS (and redemption price)	$10.80
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$11.20

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

82	Western Asset Core Bond Fund 2023 Annual Report

Statement of operations

For the Year Ended December 31, 2023

Investment Income:
Interest from unaffiliated investments	$610,139,632
Dividends from affiliated investments	18,856,687
Interest from affiliated investments	391,720
Less: Foreign taxes withheld	(675,294)
Total Investment Income	628,712,745

Expenses:
Investment management fee (Note 2)	58,713,381
Transfer agent fees (Notes 2 and 5)	12,503,991
Service and/or distribution fees (Notes 2 and 5)	2,278,752
Legal fees	407,403
Directors’ fees	322,494
Registration fees	297,456
Fund accounting fees	220,384
Commitment fees (Note 9)	126,273
Insurance	102,432
Audit and tax fees	78,000
Shareholder reports	71,093
Fees recaptured by investment manager (Note 2)	71,024
Custody fees	1,225
Miscellaneous expenses	68,145
Total Expenses	75,262,053
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(8,155,487)
Net Expenses	67,106,566
Net Investment Income	561,606,179

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(754,629,695)
Futures contracts	(248,143,002)
Written options	188,415,429
Swap contracts	214,012,756
Foreign currency transactions	19
Net Realized Loss	(600,344,493)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	900,084,684
Investments in affiliated securities	109,378
Futures contracts	125,208,618
Written options	2,392,617
Swap contracts	(211,093,818)
Foreign currencies	(13)
Change in Net Unrealized Appreciation (Depreciation)	816,701,466
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	216,356,973
Increase in Net Assets From Operations	$777,963,152

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	83

Statements of changes in net assets

For the Years Ended December 31,	2023	2022

Operations:
Net investment income	$561,606,179	$416,334,898
Net realized loss	(600,344,493)	(1,691,019,641)
Change in net unrealized appreciation (depreciation)	816,701,466	(2,032,686,290)
Increase (Decrease) in Net Assets From Operations	777,963,152	(3,307,371,033)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(548,790,006)	(438,067,962)
Decrease in Net Assets From Distributions to Shareholders	(548,790,006)	(438,067,962)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,973,269,844	5,241,840,267
Reinvestment of distributions	481,318,550	381,584,338
Cost of shares repurchased	(5,327,374,619)	(8,701,442,039)
Increase (Decrease) in Net Assets From Fund Share Transactions	127,213,775	(3,078,017,434)
Increase (Decrease) in Net Assets	356,386,921	(6,823,456,429)

Net Assets:
Beginning of year	14,150,405,089	20,973,861,518
End of year	$14,506,792,010	$14,150,405,089

See Notes to Financial Statements.

84	Western Asset Core Bond Fund 2023 Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$10.58	$13.09	$13.65	$13.01	$12.21

Income (loss) from operations:
Net investment income	0.37	0.25	0.15	0.21	0.32
Net realized and unrealized gain (loss)	0.19	(2.50)	(0.45)	0.92	0.91
Total income (loss) from operations	0.56	(2.25)	(0.30)	1.13	1.23

Less distributions from:
Net investment income	(0.36)	(0.26)	(0.22)	(0.28)	(0.34)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.36)	(0.26)	(0.26)	(0.49)	(0.43)

Net asset value, end of year	$10.78	$10.58	$13.09	$13.65	$13.01
Total return[2]	5.53%	(17.24)%	(2.20)%	8.72%	10.03%

Net assets, end of year (millions)	$645	$579	$731	$700	$520

Ratios to average net assets:
Gross expenses	0.82%[3]	0.83%	0.82%	0.83%[3]	0.84%[3]
Net expenses[4,5]	0.82 [3]	0.82	0.82	0.82 [3]	0.82 [3]
Net investment income	3.50	2.19	1.16	1.55	2.50

Portfolio turnover rate[6]	68%	64%	72%	111%	125%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 110%, 72%, 109%, 159% and 201% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	85

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$10.58	$13.09	$13.65	$13.01	$12.22

Income (loss) from operations:
Net investment income	0.29	0.17	0.06	0.11	0.23
Net realized and unrealized gain (loss)	0.21	(2.49)	(0.45)	0.92	0.90
Total income (loss) from operations	0.50	(2.32)	(0.39)	1.03	1.13

Less distributions from:
Net investment income	(0.29)	(0.19)	(0.13)	(0.18)	(0.25)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.29)	(0.19)	(0.17)	(0.39)	(0.34)

Net asset value, end of year	$10.79	$10.58	$13.09	$13.65	$13.01
Total return[2]	4.70%	(17.73)%	(2.88)%	7.96%	9.27%

Net assets, end of year (000s)	$33,830	$45,614	$83,677	$98,221	$65,850

Ratios to average net assets:
Gross expenses	1.51%	1.51%	1.52%	1.52%	1.52%
Net expenses[3,4]	1.51	1.51	1.52	1.51	1.52
Net investment income	2.77	1.44	0.46	0.84	1.80

Portfolio turnover rate[5]	68%	64%	72%	111%	125%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 110%, 72%, 109%, 159% and 201% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

86	Western Asset Core Bond Fund 2023 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$10.60	$13.12	$13.66	$13.02	$12.22

Income (loss) from operations:
Net investment income	0.31	0.19	0.09	0.16	0.29
Net realized and unrealized gain (loss)	0.21	(2.50)	(0.43)	0.91	0.89
Total income (loss) from operations	0.52	(2.31)	(0.34)	1.07	1.18

Less distributions from:
Net investment income	(0.31)	(0.21)	(0.16)	(0.22)	(0.29)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.31)	(0.21)	(0.20)	(0.43)	(0.38)

Net asset value, end of year	$10.81	$10.60	$13.12	$13.66	$13.02
Total return[2]	4.88%	(17.58)%	(2.48)%	8.24%	9.73%

Net assets, end of year (000s)	$164	$373	$658	$1,649	$2,686

Ratios to average net assets:
Gross expenses	1.35%	1.29%	1.26%	1.25%	1.19%
Net expenses[3,4]	1.35	1.29	1.25	1.25	1.19
Net investment income	2.87	1.66	0.69	1.17	2.30

Portfolio turnover rate[5]	68%	64%	72%	111%	125%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 110%, 72%, 109%, 159% and 201% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	87

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$10.59	$13.10	$13.66	$13.01	$12.22

Income (loss) from operations:
Net investment income	0.37	0.25	0.16	0.22	0.32
Net realized and unrealized gain (loss)	0.19	(2.50)	(0.46)	0.92	0.90
Total income (loss) from operations	0.56	(2.25)	(0.30)	1.14	1.22

Less distributions from:
Net investment income	(0.36)	(0.26)	(0.22)	(0.28)	(0.34)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.36)	(0.26)	(0.26)	(0.49)	(0.43)

Net asset value, end of year	$10.79	$10.59	$13.10	$13.66	$13.01
Total return[2]	5.44%	(17.22)%	(2.18)%	8.73%	10.13%

Net assets, end of year (000s)	$89,169	$126,458	$198,853	$206,983	$234,036

Ratios to average net assets:
Gross expenses	0.80%	0.81%	0.80%	0.80%	0.81%
Net expenses[3,4]	0.80	0.81	0.80	0.79	0.80
Net investment income	3.47	2.16	1.18	1.60	2.54

Portfolio turnover rate[5]	68%	64%	72%	111%	125%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 110%, 72%, 109%, 159% and 201% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

88	Western Asset Core Bond Fund 2023 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$10.59	$13.10	$13.66	$13.02	$12.23

Income (loss) from operations:
Net investment income	0.34	0.21	0.11	0.17	0.28
Net realized and unrealized gain (loss)	0.19	(2.49)	(0.45)	0.91	0.90
Total income (loss) from operations	0.53	(2.28)	(0.34)	1.08	1.18

Less distributions from:
Net investment income	(0.33)	(0.23)	(0.18)	(0.23)	(0.30)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.33)	(0.23)	(0.22)	(0.44)	(0.39)

Net asset value, end of year	$10.79	$10.59	$13.10	$13.66	$13.02
Total return[2]	5.11%	(17.47)%	(2.50)%	8.37%	9.68%

Net assets, end of year (000s)	$24,209	$23,893	$35,216	$31,357	$26,359

Ratios to average net assets:
Gross expenses	1.12%	1.14%	1.15%	1.13%	1.13%
Net expenses[3,4]	1.12	1.13	1.14	1.13	1.13
Net investment income	3.19	1.85	0.84	1.24	2.23

Portfolio turnover rate[5]	68%	64%	72%	111%	125%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 110%, 72%, 109%, 159% and 201% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	89

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$10.58	$13.09	$13.65	$13.01	$12.21

Income (loss) from operations:
Net investment income	0.41	0.29	0.20	0.26	0.37
Net realized and unrealized gain (loss)	0.20	(2.49)	(0.45)	0.92	0.91
Total income (loss) from operations	0.61	(2.20)	(0.25)	1.18	1.28

Less distributions from:
Net investment income	(0.40)	(0.31)	(0.27)	(0.33)	(0.39)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.40)	(0.31)	(0.31)	(0.54)	(0.48)

Net asset value, end of year	$10.79	$10.58	$13.09	$13.65	$13.01
Total return[2]	5.91%	(16.93)%	(1.84)%	9.12%	10.44%

Net assets, end of year (millions)	$10,041	$8,889	$13,094	$13,191	$8,470

Ratios to average net assets:
Gross expenses	0.53%	0.54%	0.53%	0.54%[3]	0.54%[3]
Net expenses[4,5]	0.45	0.45	0.45	0.45 [3]	0.45 [3]
Net investment income	3.87	2.53	1.53	1.91	2.88

Portfolio turnover rate[6]	68%	64%	72%	111%	125%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 110%, 72%, 109%, 159% and 201% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

90	Western Asset Core Bond Fund 2023 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$10.60	$13.11	$13.67	$13.03	$12.23

Income (loss) from operations:
Net investment income	0.41	0.29	0.21	0.26	0.38
Net realized and unrealized gain (loss)	0.19	(2.49)	(0.46)	0.92	0.90
Total income (loss) from operations	0.60	(2.20)	(0.25)	1.18	1.28

Less distributions from:
Net investment income	(0.40)	(0.31)	(0.27)	(0.33)	(0.39)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.40)	(0.31)	(0.31)	(0.54)	(0.48)

Net asset value, end of year	$10.80	$10.60	$13.11	$13.67	$13.03
Total return[2]	5.84%	(16.87)%	(1.80)%	9.14%	10.55%

Net assets, end of year (millions)	$3,673	$4,486	$6,830	$5,846	$4,197

Ratios to average net assets:
Gross expenses	0.42%	0.42%[3]	0.42%[3]	0.42%[3]	0.43%[3]
Net expenses[4,5]	0.41	0.42 [3]	0.42 [3]	0.42 [3]	0.42 [3]
Net investment income	3.87	2.56	1.56	1.95	2.94

Portfolio turnover rate[6]	68%	64%	72%	111%	125%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 110%, 72%, 109%, 159% and 201% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Annual Report	91

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

92	Western Asset Core Bond Fund 2023 Annual Report

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Bond Fund 2023 Annual Report	93

Notes to financial statements (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

		ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$4,706,888,143	$2,660,111	$4,709,548,254
Corporate Bonds & Notes	—	4,625,964,221	—	4,625,964,221
Collateralized Mortgage Obligations	—	1,856,278,826	—	1,856,278,826
U.S. Government & Agency Obligations	—	1,778,766,268	—	1,778,766,268
Asset-Backed Securities	—	1,108,497,118	—	1,108,497,118
Sovereign Bonds	—	275,306,817	—	275,306,817
U.S. Treasury Inflation Protected Securities	—	130,655,765	—	130,655,765
Purchased Options	$4,677,266	—	—	4,677,266
Municipal Bonds	—	170,566	—	170,566
Total Long-Term Investments	4,677,266	14,482,527,724	2,660,111	14,489,865,101
Short-Term Investments†	193,162,949	—	—	193,162,949
Total Investments	$197,840,215	$14,482,527,724	$2,660,111	$14,683,028,050

94	Western Asset Core Bond Fund 2023 Annual Report

	ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$201,444,442	—	—	$201,444,442
Centrally Cleared Interest Rate Swaps††	—	$79,599,249	—	79,599,249
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$20,680	20,680
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	6,629,827	—	6,629,827
Total Other Financial Instruments	$201,444,442	$86,229,076	$20,680	$287,694,198
Total	$399,284,657	$14,568,756,800	$2,680,791	$14,970,722,248

	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$5,530,346	—	—	$5,530,346
Futures Contracts††	75,689,766	—	—	75,689,766
Centrally Cleared Interest Rate Swaps††	—	$5,449,802	—	5,449,802
Total	$81,220,112	$5,449,802	—	$86,669,914

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance

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Notes to financial statements (cont’d)

returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated

96	Western Asset Core Bond Fund 2023 Annual Report

with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2023, the total notional value of all credit default swaps to sell protection was $926,318,921. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the year ended December 31, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return

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Notes to financial statements (cont’d)

in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets

98	Western Asset Core Bond Fund 2023 Annual Report

and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

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Notes to financial statements (cont’d)

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At December 31, 2023, the Fund held non-cash collateral for TBA securities from Goldman Sachs Group Inc., JPMorgan Chase & Co. and Morgan Stanley & Co. Inc. in the amounts of $10,279,797, $4,870,149 and $5,312,357, respectively.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be

100	Western Asset Core Bond Fund 2023 Annual Report

restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on

Western Asset Core Bond Fund 2023 Annual Report	101

Notes to financial statements (cont’d)

these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the

102	Western Asset Core Bond Fund 2023 Annual Report

derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of December 31, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Core Bond Fund 2023 Annual Report	103

Notes to financial statements (cont’d)

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC (’’LMPFA’’) prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that FTFA receives from the Fund.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and

104	Western Asset Core Bond Fund 2023 Annual Report

Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the year ended December 31, 2023, fees waived and/or expenses reimbursed amounted to $8,155,487, which included an affiliated money market fund waiver of $335,640.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at December 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class I
Expires December 31, 2024	$8,988,555
Expires December 31, 2025	7,819,847
Total fee waivers/expense reimbursements subject to recapture	$16,808,402

For the year ended December 31, 2023, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class A
FTFA recaptured	$71,024

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class

Western Asset Core Bond Fund 2023 Annual Report	105

Notes to financial statements (cont’d)

reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2023, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $56,395 was earned by Investor Services.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended December 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$40,066	—
CDSCs	1,604	$53

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,327,830,784	$15,430,284,478
Sales	2,277,100,689	14,910,595,072

At December 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$15,771,499,538	$149,015,146	$(1,237,486,634)	$(1,088,471,488)
Written options	(5,708,725)	557,882	(379,503)	178,379
Futures contracts	—	201,444,442	(75,689,766)	125,754,676
Swap contracts	(517,200)	86,240,447	(5,449,802)	80,790,645

106	Western Asset Core Bond Fund 2023 Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$4,677,266	—	$4,677,266
Futures contracts[3]	201,444,442	—	201,444,442
OTC swap contracts[4]	—	$20,680	20,680
Centrally cleared swap contracts[5]	79,599,249	6,629,827	86,229,076
Total	$285,720,957	$6,650,507	$292,371,464

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$5,530,346
Futures contracts[3]	75,689,766
Centrally cleared swap contracts[5]	5,449,802
Total	$86,669,914

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Core Bond Fund 2023 Annual Report	107

Notes to financial statements (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(124,600,801)	—	$(124,600,801)
Futures contracts	(248,143,002)	—	(248,143,002)
Written options	188,415,429	—	188,415,429
Swap contracts	143,032,915	$70,979,841	214,012,756
Total	$(41,295,459)	$70,979,841	$29,684,382

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$3,264,150	—	$3,264,150
Futures contracts	125,208,618	—	125,208,618
Written options	2,392,617	—	2,392,617
Swap contracts	(197,789,371)	$(13,304,447)	(211,093,818)
Total	$(66,923,986)	$(13,304,447)	$(80,228,433)

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the year ended December 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$16,120,875
Written options	19,893,590
Futures contracts (to buy)	9,487,083,287
Futures contracts (to sell)	9,897,677,979

Average Notional Balance
Interest rate swap contracts	$4,586,017,385
Credit default swap contracts (sell protection)	2,717,994,449
Total return swap contracts†	43,273,846

†	At December 31, 2023, there were no open positions held in this derivative.

108	Western Asset Core Bond Fund 2023 Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$20,680	—	$20,680	—	$20,680

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended December 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,502,632	$862,137
Class C	388,566	36,737
Class C1	1,454	493
Class FI	265,559	145,623
Class R	120,541	49,172
Class I	—	11,284,147
Class IS	—	125,682
Total	$2,278,752	$12,503,991

For the year ended December 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$13,573
Class C	931
Class C1	5
Class FI	2,518
Class R	559
Class I	8,041,239
Class IS	96,662
Total	$8,155,487

Western Asset Core Bond Fund 2023 Annual Report	109

Notes to financial statements (cont’d)

6. Distributions to shareholders by class

	Year Ended December 31, 2023	Year Ended December 31, 2022
Net Investment Income:
Class A	$20,603,315	$14,705,691
Class C	1,042,688	959,725
Class C1	5,819	8,766
Class FI	3,598,186	3,658,720
Class R	748,015	537,254
Class I	367,362,474	272,277,227
Class IS	155,429,509	145,920,579
Total	$548,790,006	$438,067,962

7. Capital shares

At December 31, 2023, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	26,360,526	$278,719,001	21,943,963	$248,878,588
Shares issued on reinvestment	1,367,719	14,415,439	816,125	9,097,423
Shares repurchased	(22,594,563)	(239,171,258)	(23,927,194)	(270,803,316)
Net increase (decrease)	5,133,682	$53,963,182	(1,167,106)	$(12,827,305)

Class C
Shares sold	588,235	$6,226,779	827,700	$9,249,852
Shares issued on reinvestment	81,356	860,212	69,786	777,974
Shares repurchased	(1,844,000)	(19,533,455)	(2,978,273)	(33,813,973)
Net decrease	(1,174,409)	$(12,446,464)	(2,080,787)	$(23,786,147)

Class C1
Shares sold	218	$2,361	437	$5,056
Shares issued on reinvestment	547	5,810	783	8,761
Shares repurchased	(20,756)	(223,754)	(16,188)	(185,364)
Net decrease	(19,991)	$(215,583)	(14,968)	$(171,547)

Class FI
Shares sold	1,548,257	$16,470,249	3,331,951	$38,394,433
Shares issued on reinvestment	328,378	3,474,054	316,370	3,546,079
Shares repurchased	(5,559,338)	(58,874,216)	(6,885,530)	(77,877,445)
Net decrease	(3,682,703)	$(38,929,913)	(3,237,209)	$(35,936,933)

110	Western Asset Core Bond Fund 2023 Annual Report

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount

Class R
Shares sold	586,414	$6,218,475	524,603	$5,950,502
Shares issued on reinvestment	69,888	738,225	47,512	529,981
Shares repurchased	(669,950)	(7,104,580)	(1,003,325)	(11,780,408)
Net decrease	(13,648)	$(147,880)	(431,210)	$(5,299,925)

Class I
Shares sold	349,707,244	$3,716,416,859	327,791,779	$3,683,912,455
Shares issued on reinvestment	31,972,250	337,384,165	22,478,307	251,915,005
Shares repurchased	(290,943,708)	(3,052,674,694)	(510,390,984)	(5,831,853,370)
Net increase (decrease)	90,735,786	$1,001,126,330	(160,120,898)	$(1,896,025,910)

Class IS
Shares sold	89,626,342	$949,216,120	109,988,394	$1,255,449,381
Shares issued on reinvestment	11,758,889	124,440,645	10,306,751	115,709,115
Shares repurchased	(184,668,982)	(1,949,792,662)	(217,922,538)	(2,475,128,163)
Net decrease	(83,283,751)	$(876,135,897)	(97,627,393)	$(1,103,969,667)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the year ended December 31, 2023. The following transactions were effected in such companies for the year ended December 31, 2023.

	Affiliate
	Value at	Purchased		Sold
	December 31,		Shares/		Shares/
	2022	Cost	Face amount	Proceeds	Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$5,898,591	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	644,150,557	$4,934,316,083	4,934,316,083	$5,385,303,691	5,385,303,691
	$650,049,148	$4,934,316,083		$5,385,303,691

Western Asset Core Bond Fund 2023 Annual Report	111

Notes to financial statements (cont’d)

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$391,720	$109,378	$6,007,969
Western Asset Premier Institutional Government Reserves, Premium Shares	—	18,856,687	—	193,162,949
	—	$19,248,407	$109,378	$199,170,918

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2023.

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2023	2022
Distributions paid from:
Ordinary income	$548,790,006	$438,067,962

As of December 31, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$85,942,267
Deferred capital losses*	(2,409,489,449)
Other book/tax temporary differences(a)	(171,801,715)
Unrealized appreciation (depreciation)(b)	(881,746,360)
Total distributable earnings (loss) — net	$(3,377,095,257)

112	Western Asset Core Bond Fund 2023 Annual Report

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and options contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Subsequent event

Subsequent to the year ended December 31, 2023, shareholder redemptions from Class C1 shares exceeded 50% of Class C1 net assets as of December 31, 2023.

Western Asset Core Bond Fund 2023 Annual Report	113

Report of independent registered public accounting firm

To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Core Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements’’). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

114	Western Asset Core Bond Fund 2023 Annual Report

Additional information (unaudited)

Information about Directors and Officers

The business and affairs of Western Asset Core Bond Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Directors. The business address of each Director is c/o Jane Trust, Franklin Templeton, 280 Park Avenue, 8th Floor, New York, New York 10017.

Information pertaining to the Directors and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Directors†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member of Excellent Education Development (since 2012); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; and formerly, Board Member of Great Public Schools Now (2018 to 2022)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Director (since 2022) and formerly, Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Formerly, Director, Visual Kinematics, Inc. (2018 to 2022)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); Vice President (since 2017), Member of the Executive Board (since 2013) and Member of the International Olympic Committee (since 1986); and President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	None

Western Asset Core Bond Fund	115

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Independent Directors† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Chairman of the Independent Directors Council (2012 to 2014); ICI Executive Committee (2011 to 2014); and Investment Company Institute (ICI) Board of Governors (2006 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Ecolab Inc. (since 2012); Fomento Economico Mexicano, SAB (since 2011); and Republic Services, Inc. (since 2009)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and formerly, Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); and formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Public Storage (since 2010); Occidental Petroleum Corporation (since 2008); and formerly, California Resources Corporation (2014 to 2021)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Director and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (2005 to 2017); and Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Trustee, University of Southern California (since 1994); and formerly, Member of Board of United States Golf Association, Executive Committee Member (2017 to 2021)

116	Western Asset Core Bond Fund

Independent Directors† (cont’d)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); and Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); formerly, Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of CoreLogic, Inc. (information, analytics and business services company) (2012 to 2021); and Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Retired; formerly, President, ECMC Foundation (nonprofit organization) (2014 to 2023); and Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Director of 23andMe, Inc. (genetics and health care services company) (since 2021); Director of Pacific Mutual Holding Company[5] (since 2016); Ralph M. Parson Foundation (since 2015); Edison International (since 2011); formerly, Member of the Board of Trustees of California State University system (2015 to 2022); and Kaiser Family Foundation (2012 to 2022)

Interested Director

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (a law partnership) (since 1968)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Director of Provivi, Inc. (since 2017); and Director of Berkshire Hathaway, Inc. (since 1997)

Western Asset Core Bond Fund	117

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Interested Director and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Director, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 123 funds associated with FTFA or its affiliates (since 2015); President and Chief Executive Officer of FTFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); and Senior Vice President of FTFA (2015)
Number of funds in fund complex overseen by Director[3]	123
Other Directorships held by Director during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of FTFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

118	Western Asset Core Bond Fund

Additional Officers (cont’d)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of FTFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Western Asset Core Bond Fund	119

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Additional Officers (cont’d)

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of FTFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); and Senior Vice President of LMFAM (2013 to 2015)

FTFA, referenced above, was formerly known as LMPFA prior to November 30, 2023.

†	Directors who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Director and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Director became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the non- Microsoft investments of Mr. Gates and all of the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from FTFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with FTFA and/or certain of its affiliates.

120	Western Asset Core Bond Fund

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:

	Pursuant to:		Amount Reported
Qualified Net Interest Income (QII)		§871(k)(1)(C)	$424,160,905
Section 163(j) Interest Earned	§	163(j)	$600,712,039
Interest Earned from Federal Obligations		Note (1)	$4,725,144

Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Core Bond Fund	121

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

* For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX013138 2/24 SR24-4813

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and have designated Mr. Abeles as the Audit Committee’s financial expert. Mr. Abeles is an “independent” Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2022 and December 31, 2023 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $205,236 in December 31, 2022 and in $205,236 in December 31, 2023.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2022 and $0 in December 31, 2023.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2022 and $30,000 in December 31, 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in December 31, 2022 and $0 in December 31, 2023, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $350,359 in December 31, 2022 and $342,635 in December 31, 2023.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 28, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: February 28, 2024